Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
July 31, 2023
EMT-NPRT3-0923
1.9891461.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	5,018	140,855
AST SpaceMobile, Inc. (a)(b)	17,748	76,139
ATN International, Inc.	2,886	104,877
Bandwidth, Inc. (a)	5,855	88,703
Cogent Communications Group, Inc.	11,444	700,831
Consolidated Communications Holdings, Inc. (a)	18,960	67,877
EchoStar Holding Corp. Class A (a)(b)	9,566	185,867
Frontier Communications Parent, Inc. (a)	58,973	1,073,898
Globalstar, Inc. (a)(b)	185,075	199,881
IDT Corp. Class B (a)	5,348	126,855
Iridium Communications, Inc.	33,366	1,753,383
Liberty Global PLC:
Class A (a)	45,004	835,724
Class C (a)	64,516	1,274,836
Liberty Latin America Ltd.:
Class A (a)	3,731	31,340
Class C (a)(b)	44,013	366,188
Lumen Technologies, Inc. (b)	244,267	437,238
Radius Global Infrastructure, Inc. (a)	20,932	312,096
		7,776,588
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	138,058	686,148
Cinemark Holdings, Inc. (a)(b)	28,662	478,369
Endeavor Group Holdings, Inc. (a)	47,583	1,122,959
Kartoon Studios, Inc. (a)(b)	7,544	16,370
Lions Gate Entertainment Corp.:
Class A (a)	19,666	151,035
Class B (a)	28,745	210,413
Live Nation Entertainment, Inc. (a)	38,171	3,349,505
Madison Square Garden Entertainment Corp.	8,419	293,318
Madison Square Garden Sports Corp.	4,727	1,005,669
Marcus Corp. (b)	6,390	99,684
Playtika Holding Corp. (a)	24,075	287,456
Roku, Inc. Class A (a)	32,738	3,151,687
Sciplay Corp. (A Shares) (a)	5,807	113,817
Skillz, Inc. (a)(b)	3,917	46,847
Sphere Entertainment Co. (a)	6,990	296,726
Vivid Seats, Inc. Class A (a)	6,329	52,721
Warner Music Group Corp. Class A	31,164	983,224
World Wrestling Entertainment, Inc. Class A	11,521	1,209,705
		13,555,653
Interactive Media & Services - 0.6%
Angi, Inc. (a)(b)	19,753	76,444
Bumble, Inc. (a)	26,268	486,483
CarGurus, Inc. Class A (a)	23,675	536,476
Cars.com, Inc. (a)	16,522	376,867
Eventbrite, Inc. (a)(b)	21,853	251,528
EverQuote, Inc. Class A (a)	5,850	41,418
fuboTV, Inc. (a)(b)	77,427	260,929
IAC, Inc. (a)	20,200	1,405,920
MediaAlpha, Inc. Class A (a)	4,894	49,625
Nextdoor Holdings, Inc. (a)	35,575	110,638
QuinStreet, Inc. (a)	13,436	119,312
Rumble, Inc. (a)(b)	21,689	186,959
Shutterstock, Inc.	6,414	330,000
TripAdvisor, Inc. (a)	28,106	524,177
Vimeo, Inc. (a)	41,762	172,059
Yelp, Inc. (a)	18,256	822,433
Ziff Davis, Inc. (a)	12,696	920,714
ZipRecruiter, Inc. (a)(b)	12,834	237,686
Zoominfo Technologies, Inc. (a)	71,382	1,825,238
		8,734,906
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	57,452	194,762
AMC Networks, Inc. Class A (a)	7,627	96,253
Boston Omaha Corp. (a)	5,184	101,192
Cable One, Inc.	1,250	904,925
Cardlytics, Inc. (a)(b)	8,908	103,956
Clear Channel Outdoor Holdings, Inc. (a)	130,022	234,040
DISH Network Corp. Class A (a)(b)	67,060	531,786
E.W. Scripps Co. Class A (a)	15,460	152,436
Entravision Communication Corp. Class A	21,051	100,624
Gannett Co., Inc. (a)	38,468	108,480
Gray Television, Inc.	22,968	217,507
iHeartMedia, Inc. (a)	28,196	133,367
Integral Ad Science Holding Corp. (a)	12,684	264,461
John Wiley & Sons, Inc. Class A	11,340	388,168
Magnite, Inc. (a)	31,892	482,526
News Corp.:
Class A	101,955	2,020,748
Class B	30,421	611,766
Nexstar Broadcasting Group, Inc. Class A	9,482	1,770,479
PubMatic, Inc. (a)	11,372	227,326
Quotient Technology, Inc. (a)	23,486	92,535
Scholastic Corp.	7,773	335,716
Sinclair, Inc. Class A (b)	10,111	140,644
Sirius XM Holdings, Inc.	184,240	939,624
Stagwell, Inc. (a)	26,866	180,271
TechTarget, Inc. (a)	6,863	222,910
TEGNA, Inc.	59,554	1,006,463
The New York Times Co. Class A	43,334	1,766,294
Thryv Holdings, Inc. (a)	8,262	195,809
WideOpenWest, Inc. (a)	13,631	112,319
		13,637,387
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	17,436	262,761
NII Holdings, Inc. (a)(c)	10,174	0
Shenandoah Telecommunications Co.	13,029	243,251
Spok Holdings, Inc.	5,072	74,356
Telephone & Data Systems, Inc.	26,050	208,921
U.S. Cellular Corp. (a)(b)	3,574	63,296
		852,585
TOTAL COMMUNICATION SERVICES		44,557,119
CONSUMER DISCRETIONARY - 13.7%
Automobile Components - 1.5%
Adient PLC (a)	25,036	1,065,532
American Axle & Manufacturing Holdings, Inc. (a)	30,998	292,931
Autoliv, Inc.	20,506	2,069,671
BorgWarner, Inc.	62,191	2,891,882
Dana, Inc.	33,980	644,940
Dorman Products, Inc. (a)	7,602	643,813
Fox Factory Holding Corp. (a)	11,228	1,256,413
Garrett Motion, Inc. (a)	14,992	116,638
Gentex Corp.	62,051	2,083,673
Gentherm, Inc. (a)(b)	8,768	524,063
Holley, Inc. (a)(b)	13,801	87,360
LCI Industries (b)	6,694	912,191
Lear Corp.	15,687	2,427,720
Luminar Technologies, Inc. (a)(b)	65,373	483,760
Mobileye Global, Inc.	20,175	770,282
Modine Manufacturing Co. (a)	13,849	520,168
Motorcar Parts of America, Inc. (a)(b)	4,894	43,899
Patrick Industries, Inc.	5,608	485,372
Phinia, Inc.	12,314	349,348
QuantumScape Corp. Class A (a)(b)	77,173	1,027,173
Solid Power, Inc. (a)(b)	28,684	82,036
Standard Motor Products, Inc.	4,976	189,934
Stoneridge, Inc. (a)	7,255	148,292
The Goodyear Tire & Rubber Co. (a)	75,188	1,209,023
Visteon Corp. (a)	7,555	1,164,150
XPEL, Inc. (a)	5,213	423,452
		21,913,716
Automobiles - 0.7%
Canoo, Inc. (a)(b)	91,516	59,046
Faraday Future Intelligent Electric, Inc. (a)(b)	245,038	74,099
Fisker, Inc. (a)(b)	46,145	284,715
Harley-Davidson, Inc.	34,625	1,336,871
Lucid Group, Inc. Class A (a)(b)	216,574	1,648,128
Mullen Automotive, Inc. (a)(b)	16,716	2,170
Rivian Automotive, Inc. (a)(b)	148,261	4,097,934
Thor Industries, Inc. (b)	14,161	1,635,454
Winnebago Industries, Inc.	8,156	561,133
Workhorse Group, Inc. (a)(b)	45,816	60,935
		9,760,485
Broadline Retail - 0.3%
Big Lots, Inc. (b)	7,827	80,227
ContextLogic, Inc. (a)(b)	5,243	49,809
Dillard's, Inc. Class A (b)	899	308,393
Groupon, Inc. (a)(b)	5,860	46,294
Kohl's Corp. (b)	29,336	834,609
Macy's, Inc.	72,197	1,197,748
Nordstrom, Inc. (b)	30,241	698,870
Ollie's Bargain Outlet Holdings, Inc. (a)	15,243	1,110,910
Qurate Retail, Inc. Series A (a)	88,050	89,811
		4,416,671
Diversified Consumer Services - 0.9%
2U, Inc. (a)	20,888	99,845
ADT, Inc.	56,756	362,103
Adtalem Global Education, Inc. (a)	11,540	498,990
American Public Education, Inc. (a)	4,432	22,204
Bright Horizons Family Solutions, Inc. (a)	15,320	1,486,500
Carriage Services, Inc.	3,523	114,040
Chegg, Inc. (a)	31,783	321,962
Coursera, Inc. (a)	23,171	363,553
Duolingo, Inc. (a)	7,445	1,155,390
European Wax Center, Inc. (a)(b)	8,586	166,311
Frontdoor, Inc. (a)	21,562	752,945
Graham Holdings Co.	997	584,990
Grand Canyon Education, Inc. (a)	8,157	885,442
H&R Block, Inc.	40,273	1,353,576
Laureate Education, Inc. Class A	35,875	459,918
Mister Car Wash, Inc. (a)(b)	21,310	211,608
Nerdy, Inc. Class A (a)	16,771	82,849
OneSpaWorld Holdings Ltd. (a)	16,662	214,023
Perdoceo Education Corp.	17,911	239,112
Rover Group, Inc. Class A (a)	25,798	141,373
Service Corp. International	40,125	2,674,331
Strategic Education, Inc.	5,972	448,497
Stride, Inc. (a)	10,917	417,139
Udemy, Inc. (a)	17,967	212,190
WW International, Inc. (a)	15,876	184,955
		13,453,846
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment, Inc. (a)	14,203	161,914
ARAMARK Holdings Corp.	69,207	2,793,887
Bally's Corp. (a)	7,139	116,223
BJ's Restaurants, Inc. (a)	6,183	232,852
Bloomin' Brands, Inc.	23,113	621,046
Bluegreen Vacations Holding Corp. Class A	2,528	98,820
Bowlero Corp. Class A (a)(b)	9,452	114,653
Boyd Gaming Corp.	20,402	1,393,865
Brinker International, Inc. (a)	11,758	461,854
Choice Hotels International, Inc. (b)	7,005	915,904
Churchill Downs, Inc.	17,479	2,024,942
Chuy's Holdings, Inc. (a)	4,826	200,713
Cracker Barrel Old Country Store, Inc.	5,836	543,915
Dave & Buster's Entertainment, Inc. (a)(b)	10,606	485,755
Denny's Corp. (a)	14,837	174,483
Dine Brands Global, Inc.	4,105	247,614
Draftkings Holdings, Inc. (a)	122,475	3,892,256
Dutch Bros, Inc. (a)(b)	7,900	244,979
El Pollo Loco Holdings, Inc.	5,156	54,911
Everi Holdings, Inc. (a)	23,676	351,352
First Watch Restaurant Group, Inc. (a)	3,020	56,293
Golden Entertainment, Inc.	5,799	245,530
Hilton Grand Vacations, Inc. (a)	20,325	945,113
Hyatt Hotels Corp. Class A	12,371	1,563,076
Inspired Entertainment, Inc. (a)	6,210	78,184
Jack in the Box, Inc.	5,446	541,387
Krispy Kreme, Inc.	17,918	275,937
Kura Sushi U.S.A., Inc. Class A (a)	1,313	130,657
Life Time Group Holdings, Inc. (a)(b)	14,841	268,474
Light & Wonder, Inc. Class A (a)	24,090	1,693,527
Lindblad Expeditions Holdings (a)	8,852	104,631
Marriott Vacations Worldwide Corp.	9,728	1,250,145
Monarch Casino & Resort, Inc.	3,547	245,878
Norwegian Cruise Line Holdings Ltd. (a)(b)	112,677	2,486,781
Papa John's International, Inc.	7,858	649,857
Penn Entertainment, Inc. (a)	40,807	1,072,816
Planet Fitness, Inc. (a)	22,471	1,517,691
Playa Hotels & Resorts NV (a)	32,640	266,342
PlayAGS, Inc. (a)	8,134	53,847
Portillo's, Inc. (a)	10,807	249,101
RCI Hospitality Holdings, Inc.	2,267	158,123
Red Robin Gourmet Burgers, Inc. (a)(b)	4,411	64,180
Red Rock Resorts, Inc. (b)	12,999	630,452
Rush Street Interactive, Inc. (a)	15,943	61,062
Sabre Corp. (a)(b)	87,746	359,759
SeaWorld Entertainment, Inc. (a)	10,484	580,499
Shake Shack, Inc. Class A (a)	9,874	766,815
Six Flags Entertainment Corp. (a)	19,685	470,472
Soho House & Co., Inc. Class A (a)	10,251	61,198
Sonder Holdings, Inc. (a)(b)	38,270	22,579
Sweetgreen, Inc. Class A (a)(b)	19,973	300,993
Target Hospitality Corp. (a)	6,770	86,453
Texas Roadhouse, Inc. Class A	17,815	1,987,263
The Cheesecake Factory, Inc. (b)	12,629	464,495
Travel+Leisure Co.	20,165	821,320
Vail Resorts, Inc.	10,732	2,527,279
Wendy's Co.	44,707	960,753
Wingstop, Inc.	7,937	1,338,019
Wyndham Hotels & Resorts, Inc.	22,709	1,769,485
Wynn Resorts Ltd.	27,454	2,991,937
Xponential Fitness, Inc. (a)	6,229	131,556
		45,381,897
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	7,827	263,222
Cavco Industries, Inc. (a)	2,153	636,534
Century Communities, Inc.	7,536	581,930
Dream Finders Homes, Inc. (a)(b)	5,819	148,385
Ethan Allen Interiors, Inc.	5,982	188,254
GoPro, Inc. Class A (a)	34,671	141,804
Green Brick Partners, Inc. (a)	7,170	405,248
Helen of Troy Ltd. (a)(b)	6,360	898,668
Hovnanian Enterprises, Inc. Class A (a)	1,224	130,503
Installed Building Products, Inc.	6,160	911,803
iRobot Corp. (a)(b)	7,267	290,680
KB Home	21,222	1,145,351
La-Z-Boy, Inc.	11,556	362,512
Leggett & Platt, Inc.	35,183	1,029,455
LGI Homes, Inc. (a)	5,480	760,350
Lovesac (a)(b)	4,049	118,555
M.D.C. Holdings, Inc.	15,608	800,378
M/I Homes, Inc. (a)	7,368	736,800
Meritage Homes Corp.	9,770	1,455,242
Mohawk Industries, Inc. (a)	13,993	1,488,016
Newell Brands, Inc.	99,795	1,113,712
Purple Innovation, Inc.	16,686	52,060
Skyline Champion Corp. (a)	14,031	977,399
Sonos, Inc. (a)(b)	34,277	587,508
Taylor Morrison Home Corp. (a)	28,936	1,401,081
Tempur Sealy International, Inc.	45,630	2,036,467
Toll Brothers, Inc.	27,306	2,193,491
TopBuild Corp. (a)	8,423	2,307,312
Traeger, Inc. (a)(b)	15,902	70,923
TRI Pointe Homes, Inc. (a)	26,443	843,003
Tupperware Brands Corp. (a)(b)	9,369	40,006
Universal Electronics, Inc. (a)	3,035	33,901
Vizio Holding Corp. (a)	15,242	113,553
Whirlpool Corp.	14,487	2,089,895
ZAGG, Inc. rights (a)(c)	4,373	0
		26,354,001
Leisure Products - 0.8%
Acushnet Holdings Corp. (b)	8,188	488,250
AMMO, Inc. (a)(b)	22,092	45,951
Brunswick Corp.	18,721	1,615,810
Clarus Corp.	7,643	68,023
Funko, Inc. (a)(b)	9,303	75,912
Hasbro, Inc.	34,496	2,227,062
JAKKS Pacific, Inc. (a)	1,973	41,117
Johnson Outdoors, Inc. Class A	1,486	87,852
Latham Group, Inc. (a)	10,284	40,519
Malibu Boats, Inc. Class A (a)	5,494	329,365
MasterCraft Boat Holdings, Inc. (a)	4,649	142,492
Mattel, Inc. (a)	93,649	1,994,724
Peloton Interactive, Inc. Class A (a)	88,973	863,928
Polaris, Inc.	14,147	1,921,728
Smith & Wesson Brands, Inc.	12,513	159,290
Solo Brands, Inc. Class A (a)	7,272	42,614
Sturm, Ruger & Co., Inc.	4,684	248,018
Topgolf Callaway Brands Corp. (a)	36,788	734,656
Vista Outdoor, Inc. (a)	15,083	457,015
YETI Holdings, Inc. (a)	22,993	979,502
		12,563,828
Specialty Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	7,506	65,152
Abercrombie & Fitch Co. Class A (a)	13,264	525,387
Academy Sports & Outdoors, Inc.	20,403	1,219,895
Advance Auto Parts, Inc.	15,756	1,172,089
America's Car Mart, Inc. (a)(b)	1,532	182,492
American Eagle Outfitters, Inc.	48,652	683,561
Arhaus, Inc. (a)(b)	5,568	63,809
Arko Corp.	19,806	165,182
Asbury Automotive Group, Inc. (a)	5,696	1,285,018
AutoNation, Inc. (a)	8,321	1,339,515
BARK, Inc. (a)	25,383	36,552
Bath & Body Works, Inc.	60,853	2,255,212
Big 5 Sporting Goods Corp. (b)	6,180	59,143
Boot Barn Holdings, Inc. (a)(b)	7,912	742,937
Build-A-Bear Workshop, Inc.	3,485	85,557
Caleres, Inc. (b)	9,645	260,801
Camping World Holdings, Inc.	11,202	358,800
CarParts.com, Inc. (a)	14,020	70,380
Carvana Co. Class A (a)(b)	26,445	1,215,148
Chewy, Inc. (a)(b)	25,432	862,145
Chico's FAS, Inc. (a)	32,896	200,666
Citi Trends, Inc. (a)	2,045	38,548
Designer Brands, Inc. Class A	14,350	142,783
Destination XL Group, Inc. (a)	15,458	79,763
Dick's Sporting Goods, Inc.	16,312	2,299,992
EVgo, Inc. Class A (a)(b)	18,335	80,124
Five Below, Inc. (a)	14,782	3,079,682
Floor & Decor Holdings, Inc. Class A (a)(b)	28,207	3,239,574
Foot Locker, Inc.	21,071	566,178
Franchise Group, Inc. (b)	6,457	192,160
GameStop Corp. Class A (a)(b)	66,931	1,485,868
Gap, Inc. (b)	56,475	581,693
Genesco, Inc. (a)	3,101	87,479
Group 1 Automotive, Inc.	3,735	965,610
GrowGeneration Corp. (a)	16,164	64,333
Guess?, Inc. (b)	8,008	168,088
Haverty Furniture Companies, Inc.	3,628	129,157
Hibbett, Inc. (b)	3,385	157,064
Lands' End, Inc. (a)	3,720	34,894
Lazydays Holdings, Inc. (a)(b)	3,069	40,235
Leslie's, Inc. (a)	39,027	248,602
Lithia Motors, Inc. Class A (sub. vtg.)	7,310	2,269,974
LL Flooring Holdings, Inc. (a)	7,543	29,644
MarineMax, Inc. (a)	5,871	236,777
Monro, Inc.	8,286	303,682
Murphy U.S.A., Inc.	5,316	1,632,171
National Vision Holdings, Inc. (a)	20,677	447,244
OneWater Marine, Inc. Class A (a)(b)	2,957	111,331
Overstock.com, Inc. (a)	11,975	436,728
Penske Automotive Group, Inc.	6,419	1,036,155
Petco Health & Wellness Co., Inc. (a)	21,078	171,996
PetMed Express, Inc.	5,339	78,216
Rent the Runway, Inc. Class A (a)(b)	10,597	19,604
Revolve Group, Inc. (a)(b)	10,782	212,621
RH (a)(b)	4,725	1,834,103
Sally Beauty Holdings, Inc. (a)	28,623	342,617
Shoe Carnival, Inc.	4,529	120,517
Signet Jewelers Ltd.	11,952	962,016
Sleep Number Corp. (a)(b)	5,842	161,765
Sonic Automotive, Inc. Class A (sub. vtg.)	4,213	201,761
Sportsman's Warehouse Holdings, Inc. (a)	9,678	60,971
Stitch Fix, Inc. (a)(b)	20,453	104,515
The Aaron's Co., Inc.	8,360	132,255
The Buckle, Inc.	7,745	283,157
The Cato Corp. Class A (sub. vtg.)	4,118	35,003
The Children's Place, Inc. (a)(b)	3,253	102,274
The Container Store Group, Inc. (a)	8,196	29,997
The ODP Corp. (a)	8,983	448,072
The RealReal, Inc. (a)(b)	24,065	65,938
thredUP, Inc. (a)	19,232	67,697
Tilly's, Inc. (a)	5,945	51,543
Upbound Group, Inc.	13,318	461,202
Urban Outfitters, Inc. (a)(b)	15,951	580,138
Valvoline, Inc.	36,778	1,396,461
Victoria's Secret & Co. (a)	20,787	425,926
Vroom, Inc. (a)(b)	33,162	76,604
Warby Parker, Inc. (a)(b)	16,644	248,661
Wayfair LLC Class A (a)	21,763	1,694,685
Williams-Sonoma, Inc.	17,383	2,409,979
Winmark Corp.	744	270,414
Zumiez, Inc. (a)	4,248	80,117
		46,165,799
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. Class A (a)	24,306	36,459
Capri Holdings Ltd. (a)	33,314	1,229,620
Carter's, Inc. (b)	9,970	747,850
Columbia Sportswear Co.	9,301	731,152
Crocs, Inc. (a)	16,468	1,784,308
Deckers Outdoor Corp. (a)	6,993	3,802,024
Figs, Inc. Class A (a)(b)	34,237	251,984
Fossil Group, Inc. (a)	11,335	31,511
G-III Apparel Group Ltd. (a)	10,875	225,221
Hanesbrands, Inc. (b)	93,372	492,070
Kontoor Brands, Inc.	13,142	556,695
Levi Strauss & Co. Class A	26,146	394,020
Movado Group, Inc.	4,138	118,761
Oxford Industries, Inc.	3,960	427,086
PVH Corp.	16,606	1,488,562
Ralph Lauren Corp.	10,863	1,426,638
Samsonite International SA (a)(d)	382,800	1,133,837
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	35,667	1,982,372
Steven Madden Ltd.	18,914	631,349
Tapestry, Inc.	61,594	2,657,781
Under Armour, Inc.:
Class A (sub. vtg.) (a)	48,982	394,795
Class C (non-vtg.) (a)	51,302	380,661
Unifi, Inc. (a)	3,471	27,456
VF Corp.	87,420	1,731,790
Wolverine World Wide, Inc.	21,711	275,078
		22,959,080
TOTAL CONSUMER DISCRETIONARY		202,969,323
CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	2,493	926,000
Celsius Holdings, Inc. (a)(b)	10,772	1,558,708
Coca-Cola Bottling Co. Consolidated	1,224	775,294
Duckhorn Portfolio, Inc. (a)	11,214	141,072
MGP Ingredients, Inc.	4,110	468,581
Molson Coors Beverage Co. Class B	49,750	3,471,058
National Beverage Corp. (a)(b)	6,265	331,105
The Vita Coco Co., Inc. (a)	6,290	166,182
		7,838,000
Consumer Staples Distribution & Retail - 1.0%
Albertsons Companies, Inc.	52,703	1,145,236
Andersons, Inc.	8,313	405,841
BJ's Wholesale Club Holdings, Inc. (a)	35,678	2,365,808
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	6
warrants 11/4/28 (a)	2,335	2
warrants 11/4/28 (a)	2,335	1
Casey's General Stores, Inc.	9,880	2,496,281
Chefs' Warehouse Holdings (a)	9,320	338,689
Grocery Outlet Holding Corp. (a)(b)	23,962	801,529
Ingles Markets, Inc. Class A	3,807	322,834
Performance Food Group Co. (a)	41,416	2,475,020
PriceSmart, Inc.	6,637	515,894
Rite Aid Corp. (a)(b)	13,655	22,121
SpartanNash Co.	9,238	207,301
Sprouts Farmers Market LLC (a)	27,264	1,070,112
U.S. Foods Holding Corp. (a)	60,032	2,565,167
United Natural Foods, Inc. (a)	15,737	327,330
Weis Markets, Inc.	4,311	285,992
		15,345,164
Food Products - 1.2%
Alico, Inc.	1,465	37,944
B&G Foods, Inc. Class A (b)	19,117	253,491
Benson Hill, Inc. (a)	32,203	44,762
Beyond Meat, Inc. (a)(b)	16,139	277,591
BRC, Inc. Class A (a)(b)	9,835	45,044
Cal-Maine Foods, Inc.	10,144	468,551
Calavo Growers, Inc.	4,746	179,067
Campbell Soup Co.	53,234	2,439,182
Darling Ingredients, Inc. (a)	42,356	2,933,153
Flowers Foods, Inc.	50,949	1,258,950
Fresh Del Monte Produce, Inc.	8,006	212,799
Freshpet, Inc. (a)(b)	12,708	934,546
Hostess Brands, Inc. Class A (a)	35,097	843,732
Ingredion, Inc.	17,421	1,938,260
J&J Snack Foods Corp.	3,972	636,791
John B. Sanfilippo & Son, Inc.	2,387	259,968
Lancaster Colony Corp.	5,266	1,014,390
Lifecore Biomedical (a)(b)	6,797	71,097
Mission Produce, Inc. (a)	10,560	122,707
Pilgrim's Pride Corp. (a)	11,832	293,079
Post Holdings, Inc. (a)(b)	14,186	1,210,066
Seaboard Corp.	67	241,535
Seneca Foods Corp. Class A (a)	1,337	51,561
Sovos Brands, Inc. (a)	12,845	228,641
The Hain Celestial Group, Inc. (a)	23,963	303,611
The Simply Good Foods Co. (a)	22,405	867,298
Tootsie Roll Industries, Inc.	4,820	168,025
TreeHouse Foods, Inc. (a)	13,360	689,510
Utz Brands, Inc. Class A	17,394	291,350
Vital Farms, Inc. (a)	7,309	85,515
Westrock Coffee Holdings (b)	3,129	34,716
Whole Earth Brands, Inc. Class A (a)(b)	9,100	36,855
		18,473,787
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,318	93,833
Central Garden & Pet Co. Class A (non-vtg.) (a)	11,064	422,866
Energizer Holdings, Inc.	17,459	623,286
Reynolds Consumer Products, Inc.	14,404	398,703
Spectrum Brands Holdings, Inc.	10,818	848,239
WD-40 Co.	3,590	823,905
		3,210,832
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	35,003	1,258,358
Coty, Inc. Class A (a)	97,164	1,169,855
Edgewell Personal Care Co.	13,520	532,823
elf Beauty, Inc. (a)	13,393	1,563,231
Herbalife Ltd. (a)	26,204	425,553
Inter Parfums, Inc.	4,737	708,466
MediFast, Inc.	2,916	297,111
Nu Skin Enterprises, Inc. Class A	13,315	391,328
The Beauty Health Co. (a)(b)	24,840	205,924
The Honest Co., Inc. (a)(b)	14,318	21,620
USANA Health Sciences, Inc. (a)	2,920	189,537
		6,763,806
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	3,488	12,138
Turning Point Brands, Inc.	4,246	101,267
Universal Corp.	6,557	331,587
Vector Group Ltd.	34,892	457,783
		902,775
TOTAL CONSUMER STAPLES		52,534,364
ENERGY - 5.0%
Energy Equipment & Services - 1.5%
Archrock, Inc.	35,448	413,324
Bristow Group, Inc. (a)	6,271	192,959
Cactus, Inc.	16,989	862,701
Championx Corp.	52,600	1,872,560
Core Laboratories, Inc.	12,489	324,589
Diamond Offshore Drilling, Inc. (a)	26,804	424,307
DMC Global, Inc. (a)	4,961	93,564
Dril-Quip, Inc. (a)	8,939	231,431
Expro Group Holdings NV (a)	18,283	405,700
Helix Energy Solutions Group, Inc. (a)	37,850	363,360
Helmerich & Payne, Inc.	27,130	1,214,610
Liberty Oilfield Services, Inc. Class A	39,423	649,297
Nabors Industries Ltd. (a)	2,400	293,976
Newpark Resources, Inc. (a)	19,986	110,323
Nextier Oilfield Solutions, Inc. (a)	39,677	472,950
Noble Corp. PLC	27,490	1,436,902
NOV, Inc.	104,220	2,092,738
Oceaneering International, Inc. (a)	26,823	602,176
Oil States International, Inc. (a)	17,300	139,092
Patterson-UTI Energy, Inc.	55,124	873,164
ProFrac Holding Corp. (a)(b)	8,482	109,163
ProPetro Holding Corp. (a)	25,681	268,110
RPC, Inc.	21,916	182,341
Select Water Solutions, Inc. Class A	21,832	183,607
Solaris Oilfield Infrastructure, Inc. Class A (b)	8,542	93,364
TechnipFMC PLC	117,211	2,149,650
TETRA Technologies, Inc. (a)	30,624	137,502
Tidewater, Inc. (a)	13,501	852,048
Transocean Ltd. (United States) (a)(b)	186,503	1,641,226
U.S. Silica Holdings, Inc. (a)	20,279	263,830
Valaris Ltd. (a)	15,951	1,225,037
Weatherford International PLC (a)	17,362	1,442,782
		21,618,383
Oil, Gas & Consumable Fuels - 3.5%
Amplify Energy Corp. (a)(b)	9,847	72,277
Antero Midstream GP LP	88,662	1,058,624
Antero Resources Corp. (a)	73,084	1,954,997
APA Corp.	81,883	3,315,443
Arch Resources, Inc.	4,940	634,494
Ardmore Shipping Corp.	9,900	139,392
Berry Corp.	16,883	131,687
California Resources Corp.	18,653	995,138
Callon Petroleum Co. (a)	13,660	513,070
Centrus Energy Corp. Class A (a)	3,381	127,126
Chesapeake Energy Corp.	28,477	2,401,750
Chord Energy Corp.	11,050	1,733,082
Civitas Resources, Inc. (b)	12,982	971,833
Clean Energy Fuels Corp. (a)(b)	46,260	228,062
CNX Resources Corp. (a)	43,691	891,296
Comstock Resources, Inc. (b)	24,555	313,076
CONSOL Energy, Inc.	8,440	628,949
Crescent Energy, Inc. Class A (b)	10,028	119,032
CVR Energy, Inc.	7,699	282,861
Delek U.S. Holdings, Inc.	17,417	480,535
Denbury, Inc. (a)	13,307	1,169,818
Dorian LPG Ltd.	8,480	252,195
DT Midstream, Inc.	25,716	1,376,320
Earthstone Energy, Inc. (a)(b)	10,289	164,418
Enviva, Inc. (b)	8,035	108,231
EQT Corp.	95,977	4,048,310
Equitrans Midstream Corp.	114,694	1,189,377
Evolution Petroleum Corp.	7,865	73,459
Excelerate Energy, Inc.	4,494	95,363
Gevo, Inc. (a)(b)	63,829	109,786
Green Plains, Inc. (a)	15,782	560,419
Gulfport Energy Corp. (a)	2,894	296,490
Hallador Energy Co. (a)	6,306	58,141
HF Sinclair Corp.	34,190	1,780,957
International Seaways, Inc.	10,699	458,880
Kinetik Holdings, Inc.	6,168	222,048
Kosmos Energy Ltd. (a)	121,668	863,843
Magnolia Oil & Gas Corp. Class A	44,768	991,611
Matador Resources Co.	29,962	1,666,786
Murphy Oil Corp.	38,814	1,679,482
New Fortress Energy, Inc.	12,480	356,304
Nextdecade Corp. (a)(b)	15,249	84,937
Northern Oil & Gas, Inc.	21,397	842,400
Overseas Shipholding Group, Inc. (a)	16,895	69,101
Par Pacific Holdings, Inc. (a)	14,851	467,509
PBF Energy, Inc. Class A	29,024	1,376,899
PDC Energy, Inc.	23,198	1,760,496
Peabody Energy Corp. (b)	31,276	701,833
Permian Resource Corp. Class A	62,780	733,898
Range Resources Corp.	64,140	2,015,920
Rex American Resources Corp. (a)	4,043	149,672
Riley Exploration Permian, Inc.	1,030	38,574
Ring Energy, Inc. (a)(b)	30,832	74,613
SandRidge Energy, Inc.	8,493	145,060
Scorpio Tankers, Inc.	14,470	680,669
SilverBow Resources, Inc. (a)	3,643	130,456
Sitio Royalties Corp.	21,322	582,943
SM Energy Co.	31,894	1,157,433
Southwestern Energy Co. (a)	293,017	1,898,750
Talos Energy, Inc. (a)	28,611	457,776
Teekay Corp. (a)	17,502	116,563
Teekay Tankers Ltd.	6,247	272,432
Tellurian, Inc. (a)(b)	134,347	231,077
Texas Pacific Land Corp.	1,635	2,462,801
Uranium Energy Corp. (a)(b)	98,524	354,686
VAALCO Energy, Inc.	28,291	125,895
Vertex Energy, Inc. (a)(b)	15,881	83,693
Vital Energy, Inc. (a)(b)	4,935	260,469
Vitesse Energy, Inc. (b)	6,156	155,070
W&T Offshore, Inc. (a)	25,534	111,839
World Kinect Corp.	16,543	372,879
		52,431,305
TOTAL ENERGY		74,049,688
FINANCIALS - 15.9%
Banks - 5.8%
1st Source Corp.	4,573	214,474
Amalgamated Financial Corp.	4,650	92,814
Amerant Bancorp, Inc. Class A	6,970	138,145
Ameris Bancorp	17,284	754,447
Associated Banc-Corp.	39,886	755,840
Atlantic Union Bankshares Corp.	19,816	633,716
Axos Financial, Inc. (a)	13,932	654,804
Banc of California, Inc.	14,449	205,320
BancFirst Corp.	4,616	461,138
Bancorp, Inc., Delaware (a)	14,478	548,716
Bank First National Corp. (b)	2,146	189,621
Bank of Hawaii Corp. (b)	10,503	600,036
Bank of Marin Bancorp	3,851	80,794
Bank OZK	28,525	1,247,398
BankUnited, Inc.	19,716	588,325
Banner Corp.	9,030	429,918
Berkshire Hills Bancorp, Inc.	11,575	264,026
BOK Financial Corp.	7,549	672,465
Bridgewater Bancshares, Inc. (a)	5,426	58,112
Brookline Bancorp, Inc., Delaware	22,824	243,760
Business First Bancshares, Inc.	6,164	126,054
Byline Bancorp, Inc.	5,900	129,505
Cadence Bank	48,548	1,216,127
Cambridge Bancorp	2,045	125,849
Camden National Corp.	3,816	131,957
Capitol Federal Financial, Inc.	33,825	224,260
Cathay General Bancorp	19,196	730,216
Central Pacific Financial Corp.	7,075	129,048
City Holding Co.	3,973	392,969
CNB Financial Corp., Pennsylvania	5,259	102,340
Coastal Financial Corp. of Washington (a)	2,894	130,722
Columbia Banking Systems, Inc.	55,314	1,236,268
Columbia Financial, Inc. (a)(b)	8,413	147,059
Comerica, Inc.	35,004	1,888,816
Commerce Bancshares, Inc.	30,520	1,623,054
Community Bank System, Inc.	14,210	764,924
Community Trust Bancorp, Inc.	4,031	154,710
ConnectOne Bancorp, Inc.	9,145	187,198
CrossFirst Bankshares, Inc. (a)	11,242	131,194
Cullen/Frost Bankers, Inc.	17,040	1,850,203
Customers Bancorp, Inc. (a)	7,786	326,856
CVB Financial Corp.	34,701	654,808
Dime Community Bancshares, Inc.	8,508	190,579
Eagle Bancorp, Inc.	8,179	226,558
East West Bancorp, Inc.	37,630	2,340,962
Eastern Bankshares, Inc.	42,487	599,916
Enterprise Financial Services Corp.	9,876	404,916
Equity Bancshares, Inc.	3,773	102,475
Esquire Financial Holdings, Inc.	1,793	89,551
Farmers National Banc Corp.	9,127	125,496
FB Financial Corp.	9,358	331,460
First Bancorp, North Carolina	10,884	360,043
First Bancorp, Puerto Rico	47,532	705,850
First Bancshares, Inc.	7,292	228,313
First Busey Corp.	13,483	292,042
First Citizens Bancshares, Inc.	3,151	4,510,026
First Commonwealth Financial Corp.	27,453	396,421
First Financial Bancorp, Ohio	25,144	580,575
First Financial Bankshares, Inc.	34,371	1,120,151
First Financial Corp., Indiana	2,916	111,420
First Foundation, Inc.	13,935	101,865
First Hawaiian, Inc.	33,762	698,536
First Horizon National Corp.	142,865	1,947,250
First Interstate Bancsystem, Inc.	23,495	675,011
First Merchants Corp.	15,787	507,078
First of Long Island Corp.	5,690	79,319
Flushing Financial Corp.	7,503	118,397
FNB Corp., Pennsylvania	95,244	1,218,171
Fulton Financial Corp.	43,799	626,326
German American Bancorp, Inc.	7,364	216,943
Glacier Bancorp, Inc.	29,347	959,647
Great Southern Bancorp, Inc.	2,440	135,005
Hancock Whitney Corp.	22,859	1,006,025
Hanmi Financial Corp.	8,024	152,456
HarborOne Bancorp, Inc.	10,867	113,995
Heartland Financial U.S.A., Inc.	10,111	347,212
Heritage Commerce Corp.	16,271	156,202
Heritage Financial Corp., Washington	9,216	172,892
Hilltop Holdings, Inc.	12,570	388,790
Hingham Institution for Savings	393	87,423
Home Bancshares, Inc.	49,820	1,211,124
HomeStreet, Inc.	4,381	40,305
HomeTrust Bancshares, Inc.	4,123	100,230
Hope Bancorp, Inc.	32,087	348,465
Horizon Bancorp, Inc. Indiana	10,419	129,091
Independent Bank Corp.	5,648	116,688
Independent Bank Corp.	11,693	704,503
Independent Bank Group, Inc.	9,415	422,451
International Bancshares Corp.	14,012	695,556
Kearny Financial Corp.	17,484	150,188
Lakeland Bancorp, Inc.	17,009	257,006
Lakeland Financial Corp.	6,773	375,495
Live Oak Bancshares, Inc.	8,899	337,005
Mercantile Bank Corp.	3,900	136,968
Metropolitan Bank Holding Corp. (a)	2,920	132,247
Midland States Bancorp, Inc.	5,966	139,783
National Bank Holdings Corp.	9,928	341,126
NBT Bancorp, Inc.	11,355	422,406
New York Community Bancorp, Inc.	191,599	2,657,478
Nicolet Bankshares, Inc.	3,507	293,361
Northfield Bancorp, Inc.	10,838	132,007
Northwest Bancshares, Inc.	33,569	414,913
OceanFirst Financial Corp.	16,505	307,488
OFG Bancorp	12,539	419,931
Old National Bancorp, Indiana	77,336	1,317,032
Old Second Bancorp, Inc.	10,449	167,080
Origin Bancorp, Inc.	7,712	251,411
Pacific Premier Bancorp, Inc.	25,526	651,934
PacWest Bancorp	31,325	291,323
Park National Corp.	3,811	425,003
Pathward Financial, Inc.	7,117	369,799
Peapack-Gladstone Financial Corp.	4,281	125,134
Peoples Bancorp, Inc.	8,618	242,769
Pinnacle Financial Partners, Inc.	20,314	1,541,833
Popular, Inc.	19,096	1,385,415
Preferred Bank, Los Angeles	3,476	229,694
Premier Financial Corp.	9,490	205,553
Prosperity Bancshares, Inc.	24,932	1,578,694
Provident Bancorp, Inc. (b)	3,925	37,916
Provident Financial Services, Inc.	20,017	371,115
QCR Holdings, Inc.	4,443	227,615
Renasant Corp.	14,912	461,377
S&T Bancorp, Inc.	10,291	324,990
Sandy Spring Bancorp, Inc.	11,847	289,896
Seacoast Banking Corp., Florida	22,199	548,537
ServisFirst Bancshares, Inc.	12,946	772,617
Simmons First National Corp. Class A	33,706	680,524
Southern Missouri Bancorp, Inc.	2,481	119,262
Southside Bancshares, Inc.	7,744	257,178
Southstate Corp.	20,099	1,561,089
Stellar Bancorp, Inc.	12,021	298,842
Stock Yards Bancorp, Inc.	7,771	371,532
Synovus Financial Corp.	38,685	1,311,422
Texas Capital Bancshares, Inc. (a)	12,739	813,385
Tompkins Financial Corp.	3,270	196,723
TowneBank	18,083	457,138
Trico Bancshares	8,797	328,832
Triumph Bancorp, Inc. (a)	5,814	412,271
Trustco Bank Corp., New York	4,920	149,519
Trustmark Corp.	16,163	424,440
UMB Financial Corp.	11,590	822,890
United Bankshares, Inc., West Virginia	35,693	1,193,574
United Community Bank, Inc.	30,585	889,106
Univest Corp. of Pennsylvania	7,672	149,604
Valley National Bancorp	111,818	1,147,253
Veritex Holdings, Inc.	14,391	309,550
Washington Federal, Inc.	17,402	540,158
Washington Trust Bancorp, Inc.	4,378	140,359
Webster Financial Corp.	46,570	2,203,692
WesBanco, Inc.	15,703	439,841
Westamerica Bancorp.	7,104	349,446
Western Alliance Bancorp.	28,970	1,504,992
Wintrust Financial Corp.	16,198	1,366,463
WSFS Financial Corp.	16,280	712,250
Zions Bancorp NA	39,196	1,499,247
		86,416,437
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	9,602	1,331,221
Ares Management Corp.	42,544	4,221,216
Artisan Partners Asset Management, Inc.	18,130	752,214
Assetmark Financial Holdings, Inc. (a)	5,606	167,619
Avantax, Inc. (a)	10,242	265,063
B. Riley Financial, Inc. (b)	4,181	232,171
Bakkt Holdings, Inc. Class A (a)(b)	18,370	30,311
BGC Group, Inc. Class A	89,811	427,500
Blue Owl Capital, Inc. Class A	94,477	1,163,957
Bridge Investment Group Holdings, Inc.	7,923	99,117
BrightSphere Investment Group, Inc.	8,301	176,645
Carlyle Group LP	57,740	2,058,431
Cohen & Steers, Inc.	6,650	427,662
Coinbase Global, Inc. (a)(b)	44,105	4,349,194
Diamond Hill Investment Group, Inc.	797	144,663
Donnelley Financial Solutions, Inc. (a)	6,702	317,005
Evercore, Inc. Class A	9,339	1,261,325
Federated Hermes, Inc.	22,772	770,377
Focus Financial Partners, Inc. Class A (a)	15,339	802,690
Franklin Resources, Inc.	75,932	2,220,252
Galaxy Digital Holdings Ltd. (a)	27,973	137,250
GCM Grosvenor, Inc. Class A	11,384	89,364
Hamilton Lane, Inc. Class A	9,609	849,724
Houlihan Lokey	13,424	1,340,386
Interactive Brokers Group, Inc.	27,349	2,388,388
Invesco Ltd.	121,902	2,047,954
Janus Henderson Group PLC	35,084	1,029,715
Jefferies Financial Group, Inc.	49,633	1,825,998
Lazard Ltd. Class A	29,814	1,046,471
Moelis & Co. Class A	17,634	861,068
Morningstar, Inc.	6,638	1,529,926
Open Lending Corp. (a)	26,543	299,670
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,829	69,703
P10, Inc.	10,856	128,644
Perella Weinberg Partners Class A	11,125	109,915
Piper Jaffray Companies	3,917	573,292
PJT Partners, Inc.	6,641	526,698
Robinhood Markets, Inc. (a)	137,518	1,768,481
SEI Investments Co.	26,933	1,696,510
StepStone Group, Inc. Class A	13,146	369,008
Stifel Financial Corp.	28,288	1,797,420
StoneX Group, Inc. (a)	4,728	435,023
TPG, Inc. (b)	13,753	404,751
Tradeweb Markets, Inc. Class A	30,434	2,489,197
Victory Capital Holdings, Inc.	7,020	232,783
Virtu Financial, Inc. Class A	23,478	435,752
Virtus Investment Partners, Inc.	1,820	374,429
WisdomTree Investments, Inc.	30,010	208,870
		46,285,023
Consumer Finance - 1.0%
Ally Financial, Inc.	80,182	2,448,758
Bread Financial Holdings, Inc.	13,327	554,003
Credit Acceptance Corp. (a)(b)	1,596	888,334
Encore Capital Group, Inc. (a)	6,259	334,857
Enova International, Inc. (a)	8,314	458,018
EZCORP, Inc. (non-vtg.) Class A (a)(b)	13,500	122,310
FirstCash Holdings, Inc.	9,726	926,693
Green Dot Corp. Class A (a)	12,203	238,569
LendingClub Corp. (a)	28,459	238,771
LendingTree, Inc. (a)	2,977	72,639
Navient Corp.	26,021	495,440
Nelnet, Inc. Class A	4,706	464,388
NerdWallet, Inc. (a)	9,011	101,013
OneMain Holdings, Inc.	32,118	1,460,727
Oportun Financial Corp. (a)	6,935	42,650
PRA Group, Inc. (a)	10,580	252,439
PROG Holdings, Inc. (a)	12,368	501,893
SLM Corp.	64,566	1,044,678
SoFi Technologies, Inc. (a)(b)	219,901	2,517,866
Upstart Holdings, Inc. (a)(b)	18,815	1,292,402
World Acceptance Corp. (a)(b)	915	144,469
		14,600,917
Financial Services - 1.8%
A-Mark Precious Metals, Inc.	4,780	194,976
Affirm Holdings, Inc. (a)(b)	56,293	1,091,521
AvidXchange Holdings, Inc. (a)	35,475	440,245
Cannae Holdings, Inc. (a)	18,815	383,450
Cantaloupe, Inc. (a)	15,278	117,793
Cass Information Systems, Inc.	3,312	125,690
Enact Holdings, Inc.	7,688	209,114
Equitable Holdings, Inc.	88,122	2,528,220
Essent Group Ltd.	28,802	1,428,579
Euronet Worldwide, Inc. (a)	12,468	1,095,563
EVERTEC, Inc.	17,240	678,049
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,427	390,140
Flywire Corp. (a)	17,286	590,144
i3 Verticals, Inc. Class A (a)	6,172	154,362
International Money Express, Inc. (a)	8,626	209,008
Jackson Financial, Inc.	15,573	514,220
Marqeta, Inc. Class A (a)	115,871	646,560
Merchants Bancorp	6,922	218,804
MGIC Investment Corp.	77,056	1,289,917
Mr. Cooper Group, Inc. (a)	17,984	1,042,532
NMI Holdings, Inc. (a)	22,035	588,555
Paymentus Holdings, Inc. (a)(b)	4,630	52,273
Payoneer Global, Inc. (a)	53,713	285,753
PennyMac Financial Services, Inc.	7,913	595,295
Radian Group, Inc.	41,489	1,117,299
Remitly Global, Inc. (a)	26,863	517,919
Repay Holdings Corp. (a)	20,225	168,879
Rocket Companies, Inc. (a)(b)	33,539	366,581
Shift4 Payments, Inc. (a)	15,153	1,045,405
TFS Financial Corp.	12,612	183,000
The Western Union Co.	99,012	1,205,966
Toast, Inc. (a)(b)	89,590	1,977,251
UWM Holdings Corp. Class A	24,610	161,442
Voya Financial, Inc.	26,125	1,940,043
Walker & Dunlop, Inc.	8,218	747,674
WEX, Inc. (a)	11,405	2,159,537
		26,461,759
Insurance - 3.2%
AMBAC Financial Group, Inc. (a)	12,025	170,034
American Equity Investment Life Holding Co.	16,701	896,343
American Financial Group, Inc.	18,542	2,254,893
Amerisafe, Inc.	5,011	261,173
Argo Group International Holdings, Ltd.	9,305	276,359
Assurant, Inc.	14,055	1,890,538
Assured Guaranty Ltd.	15,674	936,992
Axis Capital Holdings Ltd.	20,474	1,128,527
Brighthouse Financial, Inc. (a)	17,711	923,274
BRP Group, Inc. (a)	16,897	420,904
CNO Financial Group, Inc.	30,420	782,402
eHealth, Inc. (a)	7,751	58,598
Employers Holdings, Inc.	7,162	276,668
Enstar Group Ltd. (a)	3,583	916,818
Erie Indemnity Co. Class A	6,607	1,466,490
First American Financial Corp.	27,413	1,737,436
Genworth Financial, Inc. Class A (a)	126,504	741,313
Globe Life, Inc.	23,542	2,640,706
Goosehead Insurance (a)	6,214	415,530
Hagerty, Inc. Class A (a)(b)	8,240	72,759
Hanover Insurance Group, Inc.	9,448	1,072,159
HCI Group, Inc. (b)	1,795	112,744
Hippo Holdings, Inc. (a)(b)	3,829	65,859
Horace Mann Educators Corp.	10,788	325,042
James River Group Holdings Ltd.	9,896	182,977
Kemper Corp.	16,929	862,871
Kinsale Capital Group, Inc.	5,776	2,152,311
Lemonade, Inc. (a)(b)	12,026	279,605
Lincoln National Corp.	40,939	1,147,930
Loews Corp.	49,961	3,130,057
MBIA, Inc. (a)	12,287	107,388
Mercury General Corp.	7,028	226,161
National Western Life Group, Inc.	640	269,869
Old Republic International Corp.	72,002	1,985,095
Oscar Health, Inc. (a)	29,642	222,908
Palomar Holdings, Inc. (a)	6,598	399,575
Primerica, Inc.	9,597	2,041,282
ProAssurance Corp.	14,407	242,038
Reinsurance Group of America, Inc.	17,664	2,479,142
RenaissanceRe Holdings Ltd.	13,333	2,490,071
RLI Corp.	10,726	1,430,956
Ryan Specialty Group Holdings, Inc. (a)	24,656	1,068,591
Safety Insurance Group, Inc.	3,943	283,896
Selective Insurance Group, Inc.	16,002	1,651,246
Selectquote, Inc. (a)	34,646	65,481
Siriuspoint Ltd. (a)	22,206	207,404
Stewart Information Services Corp.	7,248	341,598
Trupanion, Inc. (a)(b)	9,371	289,095
United Fire Group, Inc.	5,906	141,980
Universal Insurance Holdings, Inc.	7,221	112,142
Unum Group	49,113	2,387,383
White Mountains Insurance Group Ltd.	677	1,047,333
		47,089,946
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	157,750	1,607,473
Annaly Capital Management, Inc.	131,258	2,636,973
Apollo Commercial Real Estate Finance, Inc.	34,949	412,398
Arbor Realty Trust, Inc. (b)	48,074	812,931
Ares Commercial Real Estate Corp.	14,873	158,546
Armour Residential REIT, Inc.	52,307	267,289
Blackstone Mortgage Trust, Inc. (b)	45,756	1,051,930
BrightSpire Capital, Inc.	34,876	256,687
Cherry Hill Mortgage Investment Corp. (b)	6,171	26,844
Chimera Investment Corp.	60,905	382,483
Claros Mortgage Trust, Inc.	32,471	400,043
Dynex Capital, Inc.	14,304	186,667
Ellington Financial LLC	17,201	232,558
Franklin BSP Realty Trust, Inc.	21,688	310,138
Granite Point Mortgage Trust, Inc.	13,175	75,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,824	726,485
Invesco Mortgage Capital, Inc.	11,261	135,245
KKR Real Estate Finance Trust, Inc.	15,361	191,398
Ladder Capital Corp. Class A	30,255	332,502
MFA Financial, Inc.	23,668	266,502
New York Mortgage Trust, Inc.	24,181	245,437
Orchid Island Capital, Inc. (b)	10,667	111,150
PennyMac Mortgage Investment Trust	23,203	296,534
Ready Capital Corp.	43,036	497,927
Redwood Trust, Inc.	29,877	224,974
Rithm Capital Corp.	128,198	1,292,236
Starwood Property Trust, Inc. (b)	82,818	1,717,645
TPG RE Finance Trust, Inc.	16,388	127,826
Two Harbors Investment Corp.	25,700	344,637
		15,328,951
TOTAL FINANCIALS		236,183,033
HEALTH CARE - 12.0%
Biotechnology - 4.2%
2seventy bio, Inc. (a)(b)	13,418	101,843
4D Molecular Therapeutics, Inc. (a)	9,895	181,079
Aadi Bioscience, Inc. (a)(b)	4,205	22,413
ACADIA Pharmaceuticals, Inc. (a)	31,856	931,469
Actinium Pharmaceuticals, Inc. (a)(b)	6,651	47,355
Adicet Bio, Inc. (a)	8,378	22,369
ADMA Biologics, Inc. (a)	54,489	226,129
Aerovate Therapeutics, Inc. (a)	2,577	44,969
Agenus, Inc. (a)	83,667	127,174
Agios Pharmaceuticals, Inc. (a)	14,782	392,019
Akero Therapeutics, Inc. (a)	9,806	425,580
Aldeyra Therapeutics, Inc. (a)	12,349	100,212
Alector, Inc. (a)	16,586	113,780
Alkermes PLC (a)	43,963	1,287,237
Allakos, Inc. (a)	19,379	104,259
Allogene Therapeutics, Inc. (a)	23,875	118,420
Allovir, Inc. (a)	11,038	36,315
Altimmune, Inc. (a)	11,159	36,936
ALX Oncology Holdings, Inc. (a)(b)	5,080	31,039
Amicus Therapeutics, Inc. (a)	66,722	908,754
AnaptysBio, Inc. (a)(b)	5,017	98,885
Anavex Life Sciences Corp. (a)(b)	21,664	178,728
Anika Therapeutics, Inc. (a)	3,877	90,450
Annexon, Inc. (a)	12,059	41,604
Apellis Pharmaceuticals, Inc. (a)(b)	26,196	674,547
Arbutus Biopharma Corp. (a)	32,398	70,304
Arcellx, Inc. (a)	7,900	270,575
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,333	221,402
Arcus Biosciences, Inc. (a)	14,055	279,695
Arcutis Biotherapeutics, Inc. (a)	11,038	120,425
Ardelyx, Inc. (a)	56,955	224,403
Arrowhead Pharmaceuticals, Inc. (a)	28,298	976,847
Ars Pharmaceuticals, Inc. (a)	9,423	69,259
Atara Biotherapeutics, Inc. (a)	26,508	58,583
Avid Bioservices, Inc. (a)	16,816	212,891
Avidity Biosciences, Inc. (a)	18,824	179,016
Beam Therapeutics, Inc. (a)(b)	17,038	525,963
BioAtla, Inc. (a)(b)	9,537	28,516
BioCryst Pharmaceuticals, Inc. (a)(b)	50,241	371,281
Biohaven Ltd.	16,889	335,753
Biomea Fusion, Inc. (a)	6,017	133,878
BioXcel Therapeutics, Inc. (a)(b)	5,117	46,769
bluebird bio, Inc. (a)(b)	29,804	117,130
Blueprint Medicines Corp. (a)	15,951	1,052,766
BridgeBio Pharma, Inc. (a)(b)	31,426	1,100,224
C4 Therapeutics, Inc. (a)	10,484	40,783
CareDx, Inc. (a)	14,316	156,188
Caribou Biosciences, Inc. (a)(b)	14,813	106,505
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Catalyst Pharmaceutical Partners, Inc. (a)	25,638	354,574
Celldex Therapeutics, Inc. (a)	12,537	443,308
Cerevel Therapeutics Holdings (a)	17,026	520,825
Chimerix, Inc. (a)	21,254	25,080
Chinook Therapeutics, Inc. (a)	12,405	486,028
Cogent Biosciences, Inc. (a)	22,169	287,975
Coherus BioSciences, Inc. (a)	17,011	81,993
Crinetics Pharmaceuticals, Inc. (a)	11,374	216,106
CRISPR Therapeutics AG (a)(b)	20,904	1,198,426
Cullinan Oncology, Inc. (a)	6,792	71,927
Cytokinetics, Inc. (a)	25,250	842,088
CytomX Therapeutics, Inc. (a)	17,554	30,544
Day One Biopharmaceuticals, Inc. (a)	10,928	144,687
Deciphera Pharmaceuticals, Inc. (a)	15,286	206,667
Denali Therapeutics, Inc. (a)	29,439	836,951
DermTech, Inc. (a)(b)	6,481	20,998
Design Therapeutics, Inc. (a)(b)	7,887	64,200
Dynavax Technologies Corp. (a)(b)	31,838	445,414
Dyne Therapeutics, Inc. (a)	8,417	102,519
Eagle Pharmaceuticals, Inc. (a)	2,672	55,471
Editas Medicine, Inc. (a)(b)	18,422	161,745
Emergent BioSolutions, Inc. (a)	11,987	82,471
Enanta Pharmaceuticals, Inc. (a)	5,107	96,880
EQRx, Inc. (a)	59,911	102,448
Erasca, Inc. (a)(b)	19,415	51,256
Exelixis, Inc. (a)	86,294	1,700,855
Fate Therapeutics, Inc. (a)(b)	21,935	90,592
FibroGen, Inc. (a)	22,852	47,075
G1 Therapeutics, Inc. (a)(b)	11,916	28,598
Generation Bio Co. (a)	14,013	71,186
Geron Corp. (a)	116,012	375,879
Gossamer Bio, Inc. (a)(b)	18,546	25,037
Gritstone Bio, Inc. (a)	21,615	42,582
Halozyme Therapeutics, Inc. (a)	34,854	1,497,328
Heron Therapeutics, Inc. (a)(b)	28,915	47,999
HilleVax, Inc. (a)	3,238	49,282
Icosavax, Inc. (a)	5,467	48,274
Ideaya Biosciences, Inc. (a)	12,937	289,271
IGM Biosciences, Inc. (a)(b)	2,067	21,993
ImmunityBio, Inc. (a)(b)	37,029	81,464
ImmunoGen, Inc. (a)	61,647	1,098,550
Immunovant, Inc. (a)	14,944	341,172
Inhibrx, Inc. (a)(b)	7,863	157,653
Inovio Pharmaceuticals, Inc. (a)(b)	71,571	38,076
Inozyme Pharma, Inc. (a)	6,196	31,600
Insmed, Inc. (a)	36,232	800,365
Intellia Therapeutics, Inc. (a)	23,345	988,194
Intercept Pharmaceuticals, Inc. (a)	9,439	101,941
Ionis Pharmaceuticals, Inc. (a)	37,766	1,564,645
Iovance Biotherapeutics, Inc. (a)	51,781	375,930
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	36,099	400,338
iTeos Therapeutics, Inc. (a)	6,668	93,752
Janux Therapeutics, Inc. (a)(b)	4,670	65,380
Kalvista Pharmaceuticals, Inc. (a)	5,564	56,196
Karuna Therapeutics, Inc. (a)(b)	8,031	1,604,353
Karyopharm Therapeutics, Inc. (a)(b)	27,065	48,717
Keros Therapeutics, Inc. (a)	4,953	207,432
Kezar Life Sciences, Inc. (a)	14,913	33,405
Kiniksa Pharmaceuticals Ltd. (a)	7,375	138,945
Kodiak Sciences, Inc. (a)	8,149	24,366
Krystal Biotech, Inc. (a)	5,746	741,809
Kura Oncology, Inc. (a)(b)	16,398	171,195
Kymera Therapeutics, Inc. (a)(b)	10,235	223,942
Lyell Immunopharma, Inc. (a)(b)	37,710	108,982
Macrogenics, Inc. (a)	14,181	67,643
Madrigal Pharmaceuticals, Inc. (a)	3,439	706,027
MannKind Corp. (a)	69,149	316,011
Mersana Therapeutics, Inc. (a)	27,478	33,661
MiMedx Group, Inc. (a)	30,600	246,942
Mirati Therapeutics, Inc. (a)	13,910	421,056
Mirum Pharmaceuticals, Inc. (a)(b)	6,488	167,131
Morphic Holding, Inc. (a)	9,536	540,977
Myriad Genetics, Inc. (a)	21,567	482,022
Natera, Inc. (a)	30,250	1,367,905
NeoImmuneTech, Inc. (depository receipt) unit (a)	17,230	27,240
Neurocrine Biosciences, Inc. (a)	25,833	2,632,124
Nkarta, Inc. (a)(b)	7,895	18,080
Novavax, Inc. (a)(b)	23,656	219,528
Nurix Therapeutics, Inc. (a)	11,427	110,956
Nuvalent, Inc. Class A (a)(b)	6,950	346,458
Ocugen, Inc. (a)(b)	52,348	32,194
Omniab, Inc. (c)	1,470	5,895
Omniab, Inc. (c)	1,470	5,586
Organogenesis Holdings, Inc. Class A (a)	19,329	82,535
ORIC Pharmaceuticals, Inc. (a)(b)	8,666	72,448
PDL BioPharma, Inc. (a)(c)	15,583	6,585
PDS Biotechnology Corp. (a)(b)	7,745	44,263
PMV Pharmaceuticals, Inc. (a)(b)	8,548	55,904
Point Biopharma Global, Inc. (a)(b)	20,056	179,301
Poseida Therapeutics, Inc. (a)(b)	13,728	23,749
Precigen, Inc. (a)(b)	37,499	52,124
ProKidney Corp. (a)(b)	2,721	34,883
Protagonist Therapeutics, Inc. (a)	14,269	276,819
Prothena Corp. PLC (a)	10,757	740,835
PTC Therapeutics, Inc. (a)	19,644	792,439
Puma Biotechnology, Inc. (a)	10,003	36,211
RAPT Therapeutics, Inc. (a)	6,453	154,227
Recursion Pharmaceuticals, Inc. (a)(b)	35,199	497,010
REGENXBIO, Inc. (a)	9,964	189,316
Relay Therapeutics, Inc. (a)(b)	23,617	297,574
Repligen Corp. (a)	13,713	2,352,602
Replimune Group, Inc. (a)	9,609	202,462
Revolution Medicines, Inc. (a)	24,512	643,440
Rhythm Pharmaceuticals, Inc. (a)(b)	11,637	207,604
Rigel Pharmaceuticals, Inc. (a)	44,228	61,035
Rocket Pharmaceuticals, Inc. (a)	15,809	285,352
Sage Therapeutics, Inc. (a)	13,789	478,203
Sana Biotechnology, Inc. (a)(b)	22,981	134,669
Sangamo Therapeutics, Inc. (a)	38,523	50,658
Sarepta Therapeutics, Inc. (a)	24,747	2,682,327
Scholar Rock Holding Corp. (a)	9,572	67,961
Selecta Biosciences, Inc. (a)(b)	31,759	34,617
Seres Therapeutics, Inc. (a)(b)	25,215	121,284
SpringWorks Therapeutics, Inc. (a)(b)	11,893	373,202
Stoke Therapeutics, Inc. (a)(b)	7,339	48,731
Sutro Biopharma, Inc. (a)	15,112	67,551
Syndax Pharmaceuticals, Inc. (a)	17,507	373,249
Tango Therapeutics, Inc. (a)	11,550	39,039
TG Therapeutics, Inc. (a)	37,577	777,468
Travere Therapeutics, Inc. (a)	17,141	294,654
Twist Bioscience Corp. (a)(b)	15,202	370,017
Ultragenyx Pharmaceutical, Inc. (a)	18,724	807,379
uniQure B.V. (a)	10,763	111,612
United Therapeutics Corp. (a)	12,394	3,008,272
Vanda Pharmaceuticals, Inc. (a)	15,130	87,451
Vaxart, Inc. (a)(b)	33,405	27,332
Vaxcyte, Inc. (a)	20,352	978,117
Vera Therapeutics, Inc. (a)	7,872	147,757
Veracyte, Inc. (a)(b)	19,192	526,820
Vericel Corp. (a)	12,656	454,604
Verve Therapeutics, Inc. (a)(b)	11,302	231,578
Viking Therapeutics, Inc. (a)	23,810	345,245
Vir Biotechnology, Inc. (a)	20,284	285,599
Viridian Therapeutics, Inc. (a)	11,458	214,952
Voyager Therapeutics, Inc. (a)	6,690	62,351
X4 Pharmaceuticals, Inc. (a)	28,317	50,687
Xencor, Inc. (a)	16,030	389,369
Y-mAbs Therapeutics, Inc. (a)	8,880	54,079
Zentalis Pharmaceuticals, Inc. (a)	15,147	404,576
		62,945,219
Health Care Equipment & Supplies - 2.7%
Alphatec Holdings, Inc. (a)(b)	21,008	371,211
Angiodynamics, Inc. (a)	10,768	93,574
Artivion, Inc. (a)	10,660	185,697
Atricure, Inc. (a)	12,513	692,595
Atrion Corp.	357	200,138
Avanos Medical, Inc. (a)	12,481	305,410
AxoGen, Inc. (a)	11,370	98,237
Axonics Modulation Technologies, Inc. (a)(b)	13,356	806,302
Beyond Air, Inc. (a)(b)	6,077	21,938
Butterfly Network, Inc. Class A (a)(b)	38,752	99,593
Cerus Corp. (a)	47,533	145,926
CONMED Corp. (b)	8,151	986,679
Cutera, Inc. (a)(b)	4,821	96,468
CVRx, Inc. (a)	2,854	51,172
Dentsply Sirona, Inc.	56,391	2,341,354
Embecta Corp.	15,268	325,819
Enovis Corp. (a)	12,717	812,616
Envista Holdings Corp. (a)	43,277	1,489,162
Glaukos Corp. (a)	12,756	983,998
Globus Medical, Inc. (a)	21,140	1,274,108
Haemonetics Corp. (a)	13,343	1,230,758
ICU Medical, Inc. (a)(b)	5,392	960,747
Inari Medical, Inc. (a)	13,628	777,750
Inogen, Inc. (a)	6,294	51,422
Inspire Medical Systems, Inc. (a)	7,746	2,229,376
Integer Holdings Corp. (a)	8,851	818,540
Integra LifeSciences Holdings Corp. (a)	18,854	857,291
iRhythm Technologies, Inc. (a)	8,072	848,044
Lantheus Holdings, Inc. (a)	18,081	1,563,826
LeMaitre Vascular, Inc.	5,141	325,065
LivaNova PLC (a)	14,266	833,848
Masimo Corp. (a)	12,907	1,578,526
Merit Medical Systems, Inc. (a)	15,287	1,141,480
Neogen Corp. (a)(b)	57,219	1,326,909
Nevro Corp. (a)	9,700	242,403
Novocure Ltd. (a)(b)	24,184	789,366
NuVasive, Inc. (a)	13,814	569,275
Omnicell, Inc. (a)	11,938	753,885
OraSure Technologies, Inc. (a)	18,992	89,642
Orthofix International NV (a)(b)	9,251	182,152
OrthoPediatrics Corp. (a)	4,368	182,364
Outset Medical, Inc. (a)(b)	13,088	269,351
Paragon 28, Inc. (a)	7,218	127,542
Penumbra, Inc. (a)(b)	10,134	3,074,250
PROCEPT BioRobotics Corp. (a)	8,682	299,008
Pulmonx Corp. (a)	9,773	136,822
QuidelOrtho Corp. (a)	14,291	1,248,462
RxSight, Inc. (a)	4,778	159,442
Semler Scientific, Inc. (a)	1,322	32,455
Senseonics Holdings, Inc. (a)(b)	126,477	114,576
Shockwave Medical, Inc. (a)	9,725	2,534,335
SI-BONE, Inc. (a)	8,216	211,644
Sight Sciences, Inc. (a)	6,905	60,764
Silk Road Medical, Inc. (a)	10,172	232,328
Staar Surgical Co. (a)	12,828	702,590
SurModics, Inc. (a)	3,793	121,642
Tactile Systems Technology, Inc. (a)	6,180	141,584
Tandem Diabetes Care, Inc. (a)	17,138	598,459
TransMedics Group, Inc. (a)	8,615	802,746
Treace Medical Concepts, Inc. (a)	9,353	213,155
UFP Technologies, Inc. (a)	1,829	356,042
Varex Imaging Corp. (a)	10,689	248,947
Zimvie, Inc. (a)(b)	5,499	75,446
Zomedica Corp. (a)(b)	248,854	52,259
Zynex, Inc. (a)(b)	5,381	52,519
		40,601,034
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)(b)	75,483	144,927
Acadia Healthcare Co., Inc. (a)	24,367	1,925,724
Accolade, Inc. (a)(b)	16,924	254,198
AdaptHealth Corp. (a)(b)	20,243	278,139
Addus HomeCare Corp. (a)	4,296	393,385
Agiliti, Inc. (a)(b)	9,064	155,629
agilon health, Inc. (a)(b)	77,226	1,478,878
Alignment Healthcare, Inc. (a)	21,511	133,583
Amedisys, Inc. (a)	8,655	786,220
AMN Healthcare Services, Inc. (a)	10,506	1,125,718
Apollo Medical Holdings, Inc. (a)(b)	10,705	392,124
Brookdale Senior Living, Inc. (a)	48,789	171,737
Cano Health, Inc. (a)	55,775	81,989
CareMax, Inc. Class A (a)	20,196	48,268
Castle Biosciences, Inc. (a)	6,537	110,148
Chemed Corp.	3,988	2,078,107
Clover Health Investments Corp. (a)(b)	88,218	110,273
Community Health Systems, Inc. (a)	33,452	146,854
Corvel Corp. (a)	2,407	492,376
Cross Country Healthcare, Inc. (a)	9,095	234,651
DaVita HealthCare Partners, Inc. (a)	14,635	1,492,624
DocGo, Inc. Class A (a)(b)	22,781	191,133
Encompass Health Corp.	26,561	1,753,823
Enhabit Home Health & Hospice (a)	13,174	180,879
Fulgent Genetics, Inc. (a)(b)	5,456	211,856
GeneDx Holdings Corp. Class A (a)(b)	4,595	34,049
Guardant Health, Inc. (a)	30,507	1,190,383
HealthEquity, Inc. (a)	22,627	1,537,278
Henry Schein, Inc. (a)	34,788	2,740,947
Hims & Hers Health, Inc. (a)(b)	32,496	291,489
Invitae Corp. (a)(b)	67,711	96,150
LifeStance Health Group, Inc. (a)	25,050	235,220
Modivcare, Inc. (a)	3,367	147,273
National Healthcare Corp.	3,552	209,639
National Research Corp. Class A	3,703	158,896
NeoGenomics, Inc. (a)	34,043	589,965
Opko Health, Inc. (a)	107,131	199,264
Option Care Health, Inc. (a)	43,792	1,479,294
Owens & Minor, Inc. (a)	20,328	391,111
Patterson Companies, Inc.	23,050	758,115
Pediatrix Medical Group, Inc. (a)	22,079	303,145
Pennant Group, Inc. (a)	7,448	85,503
PetIQ, Inc. Class A (a)	6,646	111,254
Premier, Inc.	31,407	871,544
Privia Health Group, Inc. (a)	24,840	693,533
Progyny, Inc. (a)	20,250	845,640
R1 RCM, Inc. (a)	37,055	640,310
RadNet, Inc. (a)	15,200	502,816
Select Medical Holdings Corp.	27,470	824,375
Surgery Partners, Inc. (a)	18,426	711,796
Tenet Healthcare Corp. (a)	27,041	2,020,774
The Ensign Group, Inc.	14,822	1,435,807
The Joint Corp. (a)	3,592	48,492
U.S. Physical Therapy, Inc.	3,906	454,151
Universal Health Services, Inc. Class B	16,700	2,320,632
		36,302,088
Health Care Technology - 0.5%
American Well Corp. (a)	65,347	160,100
Certara, Inc. (a)	28,122	547,535
Computer Programs & Systems, Inc. (a)	3,798	99,584
Definitive Healthcare Corp. (a)(b)	10,544	124,736
Doximity, Inc. (a)(b)	31,436	1,123,208
Evolent Health, Inc. (a)(b)	25,396	771,784
GoodRx Holdings, Inc. (a)	20,267	187,267
Health Catalyst, Inc. (a)	15,022	210,759
HealthStream, Inc.	6,582	147,963
MultiPlan Corp. Class A (a)(b)	64,085	137,783
Nextgen Healthcare, Inc. (a)	13,886	230,924
OptimizeRx Corp. (a)	4,492	62,663
Phreesia, Inc. (a)	14,244	451,820
Schrodinger, Inc. (a)(b)	14,142	739,768
Sharecare, Inc. Class A (a)	84,045	116,823
Simulations Plus, Inc.	4,147	206,521
Teladoc Health, Inc. (a)(b)	43,729	1,301,812
Veradigm, Inc. (a)(b)	29,904	404,302
		7,025,352
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)(b)	25,977	1,636,031
Adaptive Biotechnologies Corp. (a)	29,580	249,655
Akoya Biosciences, Inc. (a)	4,547	31,374
Azenta, Inc. (a)	17,282	811,908
Bio-Rad Laboratories, Inc. Class A (a)	5,672	2,299,202
BioLife Solutions, Inc. (a)(b)	9,550	189,854
BioNano Genomics, Inc. (a)(b)	81,340	47,804
Bruker Corp.	26,554	1,824,791
Codexis, Inc. (a)	19,322	69,559
CryoPort, Inc. (a)	12,133	194,977
Cytek Biosciences, Inc. (a)	21,290	190,758
Maravai LifeSciences Holdings, Inc. (a)	29,254	330,863
MaxCyte, Inc. (a)	23,529	105,175
Medpace Holdings, Inc. (a)	6,541	1,655,985
Mesa Laboratories, Inc.	1,311	168,673
Nanostring Technologies, Inc. (a)	11,369	54,116
OmniAb, Inc. (a)	28,872	158,796
Pacific Biosciences of California, Inc. (a)(b)	61,508	812,521
Quanterix Corp. (a)	9,347	232,179
Quantum-Si, Inc. (a)(b)	23,236	90,388
Seer, Inc. (a)	10,451	52,882
SomaLogic, Inc. Class A (a)(b)	39,916	97,794
Sotera Health Co. (a)	26,207	497,409
Syneos Health, Inc. (a)	27,438	1,163,646
		12,966,340
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	14,509	143,204
Amneal Pharmaceuticals, Inc. (a)	25,517	81,654
Amphastar Pharmaceuticals, Inc. (a)	9,989	606,232
Amylyx Pharmaceuticals, Inc. (a)	10,710	251,150
ANI Pharmaceuticals, Inc. (a)	3,701	194,488
Arvinas Holding Co. LLC (a)	12,740	314,933
Assertio Holdings, Inc. (a)(b)	14,853	84,514
Atea Pharmaceuticals, Inc. (a)	20,337	69,756
Axsome Therapeutics, Inc. (a)(b)	9,861	773,793
Cara Therapeutics, Inc. (a)	12,129	40,390
Cassava Sciences, Inc. (a)(b)	10,526	231,361
Collegium Pharmaceutical, Inc. (a)(b)	9,207	209,551
Corcept Therapeutics, Inc. (a)(b)	24,008	611,724
CymaBay Therapeutics, Inc. (a)	23,973	312,848
DICE Therapeutics, Inc. (a)	8,978	421,966
Edgewise Therapeutics, Inc. (a)	10,754	78,397
Elanco Animal Health, Inc. (a)	122,572	1,479,444
Esperion Therapeutics, Inc. (a)(b)	22,882	35,925
Evolus, Inc. (a)(b)	10,042	100,621
Fulcrum Therapeutics, Inc. (a)	14,475	55,295
Harmony Biosciences Holdings, Inc. (a)	7,983	282,359
Harrow Health, Inc. (a)(b)	7,435	164,165
Innoviva, Inc. (a)(b)	15,662	212,220
Intra-Cellular Therapies, Inc. (a)	23,599	1,459,362
Jazz Pharmaceuticals PLC (a)	16,930	2,208,011
Ligand Pharmaceuticals, Inc. Class B (a)	4,339	290,409
Liquidia Corp. (a)	12,586	97,164
Marinus Pharmaceuticals, Inc. (a)(b)	12,076	128,489
Mind Medicine (MindMed), Inc. (a)	8,658	42,684
Nektar Therapeutics (a)	46,086	24,693
NGM Biopharmaceuticals, Inc. (a)	8,878	21,041
Nuvation Bio, Inc. (a)	37,113	68,659
Ocular Therapeutix, Inc. (a)(b)	20,813	94,491
Omeros Corp. (a)(b)	16,529	71,901
Organon & Co.	68,140	1,497,717
Pacira Biosciences, Inc. (a)	12,101	439,871
Perrigo Co. PLC	35,710	1,308,414
Phathom Pharmaceuticals, Inc. (a)	6,234	94,819
Phibro Animal Health Corp. Class A	5,513	79,828
Pliant Therapeutics, Inc. (a)	11,358	202,627
Prestige Brands Holdings, Inc. (a)	13,132	856,338
Reata Pharmaceuticals, Inc. (a)(b)	7,686	1,272,648
Revance Therapeutics, Inc. (a)	22,290	526,713
Scilex Holding Co.	12,947	67,279
SIGA Technologies, Inc. (b)	9,772	56,091
Supernus Pharmaceuticals, Inc. (a)	14,399	441,905
Tarsus Pharmaceuticals, Inc. (a)(b)	4,904	107,937
Theravance Biopharma, Inc. (a)(b)	13,305	131,586
Theseus Pharmaceuticals, Inc. (a)(b)	5,569	18,768
Ventyx Biosciences, Inc. (a)	7,615	282,136
WAVE Life Sciences (a)	16,464	71,948
Xeris Biopharma Holdings, Inc. (a)(b)	35,007	91,368
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
		18,810,887
TOTAL HEALTH CARE		178,650,920
INDUSTRIALS - 19.7%
Aerospace & Defense - 1.1%
AAR Corp. (a)	8,792	525,762
AeroVironment, Inc. (a)	6,659	634,336
AerSale Corp. (a)	4,093	61,436
Archer Aviation, Inc. Class A (a)(b)	39,219	263,944
Astronics Corp. (a)	6,787	142,391
BWX Technologies, Inc.	24,193	1,669,317
Cadre Holdings, Inc.	4,095	95,291
Curtiss-Wright Corp.	10,146	1,941,539
Ducommun, Inc. (a)	2,876	144,203
Hexcel Corp.	22,362	1,580,546
Huntington Ingalls Industries, Inc.	10,563	2,426,004
Kaman Corp.	7,393	169,226
Kratos Defense & Security Solutions, Inc. (a)	33,674	508,141
Mercury Systems, Inc. (a)(b)	15,403	585,006
Moog, Inc. Class A	7,591	800,395
National Presto Industries, Inc.	1,360	106,502
Park Aerospace Corp.	5,036	73,173
Parsons Corp. (a)	8,790	434,402
Rocket Lab U.S.A., Inc. Class A (a)(b)	58,065	427,939
Spirit AeroSystems Holdings, Inc. Class A (b)	27,826	885,423
Terran Orbital Corp. Class A (a)(b)	15,695	23,543
Triumph Group, Inc. (a)	17,149	216,935
V2X, Inc. (a)	2,938	151,189
Virgin Galactic Holdings, Inc. (a)(b)	65,217	279,129
Woodward, Inc.	15,938	1,918,616
		16,064,388
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	14,777	297,904
Forward Air Corp.	6,871	816,550
GXO Logistics, Inc. (a)(b)	31,519	2,113,979
Hub Group, Inc. Class A (a)	8,710	785,032
		4,013,465
Building Products - 2.8%
A.O. Smith Corp.	33,073	2,402,092
AAON, Inc.	11,334	1,193,017
Advanced Drain Systems, Inc.	16,601	2,025,156
Allegion PLC	23,325	2,725,760
American Woodmark Corp. (a)	4,446	340,741
Apogee Enterprises, Inc.	5,971	295,744
Armstrong World Industries, Inc.	11,913	921,590
AZZ, Inc.	6,689	296,523
Builders FirstSource, Inc. (a)	33,954	4,903,963
Carlisle Companies, Inc.	13,520	3,747,744
CSW Industrials, Inc.	4,114	742,783
Fortune Brands Home & Security, Inc.	33,672	2,393,069
Gibraltar Industries, Inc. (a)	8,060	521,240
Griffon Corp.	12,618	526,423
Hayward Holdings, Inc. (a)	36,712	490,472
Insteel Industries, Inc.	5,243	169,087
Janus International Group, Inc. (a)	21,188	241,967
Jeld-Wen Holding, Inc. (a)	22,514	400,974
Lennox International, Inc.	8,556	3,143,817
Masonite International Corp. (a)	5,851	611,722
MasterBrand, Inc.	33,736	416,640
Owens Corning	23,865	3,340,861
PGT Innovations, Inc. (a)	15,515	443,884
Quanex Building Products Corp.	8,735	245,803
Resideo Technologies, Inc. (a)	38,842	727,122
Simpson Manufacturing Co. Ltd.	11,314	1,787,612
Tecnoglass, Inc.	5,294	249,242
The AZEK Co., Inc. (a)	32,029	999,305
Trex Co., Inc. (a)	28,792	1,990,679
UFP Industries, Inc.	16,434	1,688,758
Zurn Elkay Water Solutions Cor	37,868	1,152,702
		41,136,492
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	17,515	810,594
ACCO Brands Corp.	24,759	150,782
ACV Auctions, Inc. Class A (a)	34,107	596,531
Aris Water Solution, Inc. Class A (b)	8,052	88,008
Brady Corp. Class A	12,247	631,700
BrightView Holdings, Inc. (a)	10,051	77,493
Casella Waste Systems, Inc. Class A (a)	14,945	1,205,912
CECO Environmental Corp. (a)	7,534	90,709
Cimpress PLC (a)	5,234	363,763
Clean Harbors, Inc. (a)	13,352	2,219,904
CoreCivic, Inc. (a)	30,054	291,524
Deluxe Corp.	11,574	219,790
Driven Brands Holdings, Inc. (a)	14,761	381,867
Ennis, Inc.	6,790	146,257
Enviri Corp. (a)	21,111	199,077
Healthcare Services Group, Inc.	19,850	250,309
Heritage-Crystal Clean, Inc. (a)	4,196	193,310
HNI Corp.	12,323	358,476
Interface, Inc.	14,990	146,452
Liquidity Services, Inc. (a)	6,133	102,912
Matthews International Corp. Class A	7,963	365,502
Millerknoll, Inc.	20,092	393,200
Montrose Environmental Group, Inc. (a)	7,331	296,686
MSA Safety, Inc.	9,759	1,619,994
OpenLane, Inc. (a)	29,029	455,755
Pitney Bowes, Inc.	43,137	169,960
Rollins, Inc.	61,328	2,504,022
SP Plus Corp. (a)	5,197	199,825
Steelcase, Inc. Class A	24,596	210,788
Stericycle, Inc. (a)	24,521	1,041,897
Tetra Tech, Inc.	14,143	2,393,137
The Brink's Co.	12,283	896,168
The GEO Group, Inc. (a)	33,362	249,214
UniFirst Corp.	4,002	649,525
Viad Corp. (a)	5,388	151,995
VSE Corp.	2,816	151,360
		20,274,398
Construction & Engineering - 1.5%
AECOM	36,814	3,202,818
Ameresco, Inc. Class A (a)(b)	9,019	524,996
API Group Corp. (a)	53,513	1,539,034
Arcosa, Inc.	12,821	989,525
Argan, Inc.	3,528	134,205
Comfort Systems U.S.A., Inc.	9,462	1,646,104
Construction Partners, Inc. Class A (a)	11,061	325,193
Dycom Industries, Inc. (a)	7,768	773,537
EMCOR Group, Inc.	12,595	2,708,429
Fluor Corp. (a)	37,900	1,174,142
Granite Construction, Inc.	11,617	475,484
Great Lakes Dredge & Dock Corp. (a)	17,571	147,596
MasTec, Inc. (a)	15,831	1,864,100
MDU Resources Group, Inc.	53,906	1,192,401
MYR Group, Inc. (a)	4,416	629,545
Northwest Pipe Co. (a)	2,550	83,079
Primoris Services Corp.	14,137	448,991
Sterling Construction Co., Inc. (a)	8,154	489,158
Tutor Perini Corp. (a)	11,765	99,414
Valmont Industries, Inc.	5,570	1,474,658
Willscot Mobile Mini Holdings (a)	53,649	2,572,470
		22,494,879
Electrical Equipment - 2.1%
Acuity Brands, Inc.	8,430	1,392,973
Allied Motion Technologies, Inc.	3,751	145,914
Array Technologies, Inc. (a)	37,384	712,165
Atkore, Inc. (a)	10,309	1,635,729
Babcock & Wilcox Enterprises, Inc. (a)	19,413	106,383
Beam Global (a)(b)	2,409	27,655
Blink Charging Co. (a)(b)	12,630	80,832
Bloom Energy Corp. Class A (a)(b)	48,475	865,764
ChargePoint Holdings, Inc. Class A (a)(b)	71,525	619,407
Encore Wire Corp. (b)	4,761	812,655
Energy Vault Holdings, Inc. Class A (a)(b)	18,049	60,464
EnerSys	10,809	1,170,831
Enovix Corp. (a)(b)	29,299	630,514
Eos Energy Enterprises, Inc. (a)(b)	30,742	75,625
Fluence Energy, Inc. (a)(b)	9,893	289,271
FTC Solar, Inc. (a)(b)	11,516	43,761
FuelCell Energy, Inc. (a)(b)	107,957	236,426
Generac Holdings, Inc. (a)	16,532	2,540,968
GrafTech International Ltd.	52,422	276,788
Hubbell, Inc. Class B	14,208	4,432,896
LSI Industries, Inc. (b)	7,310	92,106
NuScale Power Corp. (a)(b)	10,441	79,143
nVent Electric PLC	44,007	2,327,090
Plug Power, Inc. (a)(b)	143,043	1,876,724
Powell Industries, Inc.	2,403	146,054
Regal Rexnord Corp.	17,635	2,754,234
Sensata Technologies, Inc. PLC	40,742	1,721,350
SES AI Corp. Class A (a)(b)	37,838	118,811
Shoals Technologies Group, Inc. (a)	44,920	1,166,123
Stem, Inc. (a)(b)	38,787	274,224
SunPower Corp. (a)(b)	22,670	223,753
Sunrun, Inc. (a)(b)	57,084	1,083,454
Thermon Group Holdings, Inc. (a)	9,025	249,180
TPI Composites, Inc. (a)(b)	11,068	65,744
Vertiv Holdings Co.	80,595	2,096,276
Vicor Corp. (a)	5,969	550,760
		30,982,047
Ground Transportation - 1.3%
ArcBest Corp.	6,343	737,818
Avis Budget Group, Inc. (a)(b)	6,309	1,389,810
Covenant Transport Group, Inc. Class A	2,189	119,870
Daseke, Inc. (a)	11,481	89,322
FTAI Infrastructure LLC	25,693	91,210
Heartland Express, Inc.	11,996	196,135
Hertz Global Holdings, Inc. (a)(b)	41,638	701,600
Knight-Swift Transportation Holdings, Inc. Class A	42,624	2,589,408
Landstar System, Inc.	9,530	1,940,213
Lyft, Inc. (a)	87,037	1,106,240
Marten Transport Ltd.	15,280	346,245
RXO, Inc.	30,993	683,396
Ryder System, Inc.	12,362	1,262,778
Saia, Inc. (a)	7,030	2,974,674
Schneider National, Inc. Class B	9,829	302,831
TuSimple Holdings, Inc. (a)(b)	36,274	84,881
U-Haul Holding Co. (b)	2,819	171,564
U-Haul Holding Co. (non-vtg.)	23,206	1,327,615
Universal Logistics Holdings, Inc.	1,768	54,967
Werner Enterprises, Inc.	15,577	732,431
XPO, Inc. (a)	30,733	2,127,953
		19,030,961
Machinery - 4.3%
3D Systems Corp. (a)	35,037	305,172
AGCO Corp.	16,443	2,188,563
Alamo Group, Inc.	2,737	530,321
Albany International Corp. Class A	8,250	794,310
Allison Transmission Holdings, Inc.	24,049	1,411,436
Astec Industries, Inc.	5,937	293,288
Barnes Group, Inc.	13,358	524,969
Blue Bird Corp. (a)	4,348	91,047
Chart Industries, Inc. (a)(b)	11,105	2,022,887
CIRCOR International, Inc. (a)	5,389	300,167
Columbus McKinnon Corp. (NY Shares)	7,578	320,853
Crane Co.	12,749	1,194,454
Crane Nxt Co.	12,735	753,275
Desktop Metal, Inc. (a)(b)	63,214	115,049
Donaldson Co., Inc.	32,153	2,020,173
Douglas Dynamics, Inc.	6,108	189,653
Energy Recovery, Inc. (a)	14,921	454,792
Enerpac Tool Group Corp. Class A	15,225	418,383
EnPro Industries, Inc.	5,500	763,290
ESAB Corp.	13,672	939,266
ESCO Technologies, Inc.	6,851	688,868
Federal Signal Corp.	16,053	980,678
Flowserve Corp.	34,674	1,309,290
Franklin Electric Co., Inc.	10,281	1,015,968
Gates Industrial Corp. PLC (a)	33,289	453,396
Gorman-Rupp Co.	6,037	191,373
Graco, Inc.	44,645	3,541,688
Helios Technologies, Inc.	8,631	545,479
Hillenbrand, Inc.	18,398	955,592
Hillman Solutions Corp. Class A (a)	44,899	441,806
Hyliion Holdings Corp. Class A (a)(b)	31,824	62,693
Hyster-Yale Materials Handling, Inc. Class A	2,689	128,427
ITT, Inc.	21,909	2,182,136
John Bean Technologies Corp.	8,413	1,039,931
Kadant, Inc.	3,088	688,161
Kennametal, Inc.	21,266	648,188
Lincoln Electric Holdings, Inc.	15,242	3,059,222
Lindsay Corp.	2,909	385,530
Luxfer Holdings PLC sponsored	7,406	93,760
Manitowoc Co., Inc. (a)	9,383	170,020
Microvast Holdings, Inc. (a)(b)	50,938	146,192
Middleby Corp. (a)	14,248	2,163,559
Mueller Industries, Inc. (b)	15,081	1,222,466
Mueller Water Products, Inc. Class A	41,550	668,540
Nikola Corp. (a)(b)	145,170	387,604
Nordson Corp.	14,258	3,587,455
Omega Flex, Inc.	830	74,302
Oshkosh Corp.	17,268	1,589,865
Pentair PLC	43,705	3,037,498
Proterra, Inc. Class A (a)	51,137	86,422
Proto Labs, Inc. (a)	6,967	230,956
RBC Bearings, Inc. (a)	7,681	1,736,290
REV Group, Inc.	8,433	109,039
Shyft Group, Inc. (The)	8,397	121,169
Snap-On, Inc.	14,027	3,821,516
SPX Technologies, Inc. (a)	12,023	1,017,266
Standex International Corp.	3,151	468,144
Tennant Co.	4,925	395,182
Terex Corp.	18,055	1,058,565
The Greenbrier Companies, Inc.	8,448	390,213
Timken Co.	17,583	1,632,757
Titan International, Inc. (a)	13,412	167,516
Toro Co.	27,694	2,815,095
Trinity Industries, Inc.	21,549	565,015
Velo3D, Inc. (a)(b)	17,237	39,473
Wabash National Corp.	12,534	296,805
Watts Water Technologies, Inc. Class A	7,307	1,362,975
		63,405,433
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc.	2,564	118,431
Eneti, Inc.	5,577	70,716
Genco Shipping & Trading Ltd.	9,841	142,695
Kirby Corp. (a)	15,903	1,295,776
Matson, Inc.	9,476	885,627
		2,513,245
Passenger Airlines - 0.5%
Alaska Air Group, Inc. (a)	34,081	1,657,359
Allegiant Travel Co.	4,157	514,221
American Airlines Group, Inc. (a)	173,446	2,905,221
Blade Air Mobility, Inc. (a)	13,228	55,161
Frontier Group Holdings, Inc. (a)	9,584	89,131
Hawaiian Holdings, Inc. (a)	13,848	160,498
JetBlue Airways Corp. (a)	88,447	687,233
Joby Aviation, Inc. (a)(b)	91,145	815,748
SkyWest, Inc. (a)	11,755	517,102
Spirit Airlines, Inc.	28,629	523,911
Sun Country Airlines Holdings, Inc. (a)	9,744	210,081
Wheels Up Experience, Inc. Class A (a)(b)	4,204	9,963
		8,145,629
Professional Services - 2.7%
Alight, Inc. Class A (a)	89,420	874,528
ASGN, Inc. (a)	13,071	997,579
Barrett Business Services, Inc.	1,817	164,856
Booz Allen Hamilton Holding Corp. Class A	35,056	4,244,580
CACI International, Inc. Class A (a)	6,018	2,108,948
CBIZ, Inc. (a)	13,235	699,999
Ceridian HCM Holding, Inc. (a)	41,228	2,919,355
Clarivate Analytics PLC (a)(b)	115,182	1,095,381
Concentrix Corp.	11,296	940,279
Conduent, Inc. (a)	43,460	150,372
CRA International, Inc.	1,869	187,068
CSG Systems International, Inc.	8,043	414,938
Dun & Bradstreet Holdings, Inc.	58,755	694,484
ExlService Holdings, Inc. (a)	8,794	1,239,514
Exponent, Inc.	13,552	1,213,988
First Advantage Corp. (a)	14,764	221,460
FiscalNote Holdings, Inc. Class A (a)(b)	18,818	61,723
Forrester Research, Inc. (a)	3,011	95,961
Franklin Covey Co. (a)	3,267	155,673
FTI Consulting, Inc. (a)	8,987	1,574,163
Genpact Ltd.	44,816	1,617,409
Heidrick & Struggles International, Inc.	5,333	145,431
HireRight Holdings Corp. (a)	5,125	54,889
Huron Consulting Group, Inc. (a)	5,089	481,267
ICF International, Inc.	4,490	527,979
Insperity, Inc.	9,581	1,127,205
KBR, Inc.	35,970	2,211,795
Kelly Services, Inc. Class A (non-vtg.)	8,748	160,263
Kforce, Inc.	5,071	321,704
Korn Ferry	13,905	732,515
LegalZoom.com, Inc. (a)	24,832	379,433
Manpower, Inc.	13,342	1,052,417
Maximus, Inc.	16,058	1,345,018
NV5 Global, Inc. (a)	3,338	365,678
Paycor HCM, Inc. (a)(b)	12,492	335,535
Paylocity Holding Corp. (a)	10,975	2,489,679
Planet Labs PBC Class A (a)(b)	52,083	193,749
RCM Technologies, Inc. (a)	1,566	31,805
Resources Connection, Inc.	8,519	136,134
Robert Half, Inc.	28,705	2,128,476
Science Applications International Corp.	14,245	1,728,488
Sterling Check Corp. (a)	6,102	73,285
TaskUs, Inc. (a)(b)	6,956	83,889
TriNet Group, Inc. (a)	9,281	976,640
TrueBlue, Inc. (a)	8,273	123,681
Ttec Holdings, Inc.	4,937	170,030
Upwork, Inc. (a)	32,225	336,107
Verra Mobility Corp. (a)	37,043	777,533
		40,162,883
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	27,240	1,153,342
Alta Equipment Group, Inc.	6,552	105,815
Applied Industrial Technologies, Inc.	10,229	1,483,103
Beacon Roofing Supply, Inc. (a)	13,167	1,128,017
BlueLinx Corp. (a)	2,372	223,537
Boise Cascade Co.	10,546	1,091,406
Core & Main, Inc. (a)(b)	23,350	738,094
Custom Truck One Source, Inc. Class A (a)	16,222	112,256
DXP Enterprises, Inc. (a)	3,891	147,780
GATX Corp.	9,335	1,170,236
Global Industrial Co.	4,345	123,833
GMS, Inc. (a)	10,940	806,169
H&E Equipment Services, Inc.	8,989	436,686
Herc Holdings, Inc.	6,415	858,519
Hudson Technologies, Inc. (a)	10,649	96,799
McGrath RentCorp.	6,486	625,121
MRC Global, Inc. (a)	22,175	250,356
MSC Industrial Direct Co., Inc. Class A	12,520	1,263,518
NOW, Inc. (a)	28,422	323,727
Rush Enterprises, Inc. Class A	11,127	719,694
SiteOne Landscape Supply, Inc. (a)	11,956	2,032,520
Textainer Group Holdings Ltd.	10,369	426,166
Titan Machinery, Inc. (a)	5,365	171,251
Transcat, Inc. (a)	1,854	155,514
Triton International Ltd.	14,528	1,224,856
Univar Solutions, Inc. (a)	41,576	1,502,557
Veritiv Corp.	3,595	503,767
Watsco, Inc. (b)	8,861	3,351,142
WESCO International, Inc.	11,941	2,096,481
Xometry, Inc. (a)(b)	7,920	164,419
		24,486,681
TOTAL INDUSTRIALS		292,710,501
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	18,878	183,683
Aviat Networks, Inc. (a)	2,957	90,395
Calix, Inc. (a)	15,279	689,236
Cambium Networks Corp. (a)	3,050	49,410
Ciena Corp. (a)	39,450	1,664,790
Clearfield, Inc. (a)(b)	3,293	153,915
CommScope Holding Co., Inc. (a)	54,995	247,478
Comtech Telecommunications Corp.	7,638	77,602
Digi International, Inc. (a)	9,552	400,515
DZS, Inc. (a)(b)	3,985	15,023
Extreme Networks, Inc. (a)	34,114	907,091
Harmonic, Inc. (a)	29,772	444,198
Infinera Corp. (a)(b)	52,208	234,936
Juniper Networks, Inc.	85,488	2,376,566
Lumentum Holdings, Inc. (a)	18,159	950,805
NETGEAR, Inc. (a)	7,525	102,641
NetScout Systems, Inc. (a)	17,847	498,824
Ribbon Communications, Inc. (a)	23,408	74,437
ViaSat, Inc. (a)(b)	20,167	623,967
Viavi Solutions, Inc. (a)	58,890	640,134
		10,425,646
Electronic Equipment, Instruments & Components - 2.5%
908 Devices, Inc. (a)(b)	5,874	40,883
Advanced Energy Industries, Inc. (b)	9,948	1,245,291
Aeva Technologies, Inc. (a)	26,633	33,291
Akoustis Technologies, Inc. (a)(b)	18,614	44,487
Arlo Technologies, Inc. (a)	24,355	276,673
Arrow Electronics, Inc. (a)	14,960	2,132,398
Avnet, Inc.	24,266	1,176,901
Badger Meter, Inc.	7,784	1,281,558
Bel Fuse, Inc. Class B (non-vtg.)	2,776	148,932
Belden, Inc.	11,234	1,085,654
Benchmark Electronics, Inc.	9,458	250,732
Cognex Corp.	45,808	2,502,033
Coherent Corp. (a)	36,923	1,748,673
CTS Corp.	8,362	373,196
ePlus, Inc. (a)	7,108	400,536
Evolv Technologies Holdings, Inc. (a)(b)	18,703	123,066
Fabrinet (a)	9,604	1,187,439
FARO Technologies, Inc. (a)	5,058	83,912
Insight Enterprises, Inc. (a)	7,644	1,121,298
IPG Photonics Corp. (a)	8,260	1,085,777
Itron, Inc. (a)	12,012	944,984
Jabil, Inc.	35,128	3,887,616
Kimball Electronics, Inc. (a)	6,612	192,938
Knowles Corp. (a)	23,960	437,749
Lightwave Logic, Inc. (a)(b)	30,003	201,620
Littelfuse, Inc.	6,576	2,003,050
Luna Innovations, Inc. (a)(b)	8,575	77,518
Methode Electronics, Inc. Class A	9,531	320,623
MicroVision, Inc. (a)(b)	46,816	187,264
Mirion Technologies, Inc. Class A (a)(b)	32,567	245,881
Napco Security Technologies, Inc. (b)	7,767	291,107
National Instruments Corp.	34,675	2,045,825
nLIGHT, Inc. (a)	12,009	172,930
Novanta, Inc. (a)	9,514	1,683,027
OSI Systems, Inc. (a)	4,114	490,512
Ouster, Inc. (a)(b)	7,592	46,994
Par Technology Corp. (a)(b)	7,343	253,994
PC Connection, Inc.	3,010	145,714
Plexus Corp. (a)	7,311	720,060
Richardson Electronics Ltd.	2,944	40,627
Rogers Corp. (a)	4,925	830,404
Sanmina Corp. (a)	15,440	948,942
ScanSource, Inc. (a)	6,596	198,474
Smartrent, Inc. (a)(b)	32,788	130,496
TD SYNNEX Corp.	10,981	1,083,935
TTM Technologies, Inc. (a)	27,398	393,435
Vishay Intertechnology, Inc.	33,743	949,865
Vishay Precision Group, Inc. (a)	3,315	124,014
Vontier Corp.	41,154	1,272,893
Vuzix Corp. (a)(b)	15,573	82,225
		36,747,446
IT Services - 0.6%
Amdocs Ltd.	32,104	3,006,219
BigCommerce Holdings, Inc. (a)	16,317	176,387
Digitalocean Holdings, Inc. (a)(b)	14,814	733,589
DXC Technology Co. (a)	60,211	1,664,834
Edgio, Inc. (a)	33,394	26,231
Fastly, Inc. Class A (a)(b)	30,595	562,030
Grid Dynamics Holdings, Inc. (a)	13,660	142,337
Hackett Group, Inc.	6,197	144,080
Kyndryl Holdings, Inc. (a)	54,230	740,782
Perficient, Inc. (a)(b)	9,299	593,183
Rackspace Technology, Inc. (a)(b)	13,828	32,081
Squarespace, Inc. Class A (a)	10,637	352,510
Thoughtworks Holding, Inc. (a)	17,312	122,742
Tucows, Inc. (a)(b)	2,592	80,067
Unisys Corp. (a)	18,427	100,243
		8,477,315
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. (a)	10,965	143,642
AEHR Test Systems (a)(b)	6,901	359,956
Allegro MicroSystems LLC (a)	17,291	892,389
Alpha & Omega Semiconductor Ltd. (a)	5,888	193,597
Ambarella, Inc. (a)	9,954	830,363
Amkor Technology, Inc.	26,661	775,568
Axcelis Technologies, Inc. (a)	8,663	1,736,758
CEVA, Inc. (a)	6,110	165,948
Cirrus Logic, Inc. (a)	14,656	1,184,205
Cohu, Inc. (a)	12,558	548,157
Credo Technology Group Holding Ltd. (a)	24,382	413,763
Diodes, Inc. (a)	12,168	1,149,754
FormFactor, Inc. (a)	20,407	758,324
Ichor Holdings Ltd. (a)	7,753	300,196
Impinj, Inc. (a)	5,784	385,330
indie Semiconductor, Inc. (a)(b)	23,063	218,637
Kulicke & Soffa Industries, Inc.	14,968	896,284
Lattice Semiconductor Corp. (a)	36,511	3,320,310
MACOM Technology Solutions Holdings, Inc. (a)	13,748	961,260
MaxLinear, Inc. Class A (a)	19,490	480,818
Meta Materials, Inc. (a)(b)	112,661	27,996
MKS Instruments, Inc.	15,200	1,659,384
Navitas Semiconductor Corp. (a)	21,755	230,168
NVE Corp.	1,278	101,230
Onto Innovation, Inc. (a)	12,988	1,614,668
PDF Solutions, Inc. (a)	7,975	366,770
Photronics, Inc. (a)	16,566	438,171
Power Integrations, Inc.	15,225	1,478,957
Rambus, Inc. (a)	28,843	1,805,860
Semtech Corp. (a)	16,822	491,202
Silicon Laboratories, Inc. (a)	8,477	1,264,260
SiTime Corp. (a)	4,361	562,613
SkyWater Technology, Inc. (a)(b)	2,337	22,856
SMART Global Holdings, Inc. (a)(b)	13,077	347,848
Synaptics, Inc. (a)	10,519	949,971
Ultra Clean Holdings, Inc. (a)	11,825	450,533
Universal Display Corp.	11,545	1,684,185
Veeco Instruments, Inc. (a)(b)	13,620	383,539
Wolfspeed, Inc. (a)(b)	33,052	2,178,127
		31,773,597
Software - 5.7%
8x8, Inc. (a)(b)	30,442	144,295
A10 Networks, Inc.	17,040	264,461
ACI Worldwide, Inc. (a)	28,677	665,020
Adeia, Inc.	28,057	337,245
Agilysys, Inc. (a)	5,342	393,331
Alarm.com Holdings, Inc. (a)	13,217	729,711
Alkami Technology, Inc. (a)	9,885	166,859
Altair Engineering, Inc. Class A (a)(b)	14,116	1,057,853
Alteryx, Inc. Class A (a)(b)	16,568	686,909
American Software, Inc. Class A	8,554	98,628
Amplitude, Inc. (a)	16,445	190,433
AppFolio, Inc. (a)	5,102	921,370
Appian Corp. Class A (a)(b)	11,044	568,987
AppLovin Corp. (a)(b)	33,349	1,047,159
Asana, Inc. (a)	20,868	506,675
Aspen Technology, Inc. (a)	7,738	1,381,233
Aurora Innovation, Inc. (a)(b)	102,166	335,104
AvePoint, Inc. (a)	24,024	148,949
Bentley Systems, Inc. Class B (b)	53,114	2,861,782
Bill Holdings, Inc. (a)	25,421	3,186,268
Black Knight, Inc. (a)	41,606	2,925,734
Blackbaud, Inc. (a)	11,941	900,948
BlackLine, Inc. (a)	14,575	846,516
Blend Labs, Inc. (a)(b)	43,799	57,815
Box, Inc. Class A (a)	38,148	1,192,125
Braze, Inc. (a)	10,170	462,328
C3.ai, Inc. (a)(b)	23,013	966,546
CCC Intelligent Solutions Holdings, Inc. Class A (a)	28,235	311,150
Cerence, Inc. (a)	10,719	298,095
Cleanspark, Inc. (a)(b)	29,864	179,483
Clear Secure, Inc. (b)	21,771	516,190
Clearwater Analytics Holdings, Inc. (a)(b)	21,293	366,878
CommVault Systems, Inc. (a)	11,612	904,923
Confluent, Inc. (a)	49,680	1,715,947
Consensus Cloud Solutions, Inc. (a)	4,628	149,993
Couchbase, Inc. (a)	6,554	109,386
CS Disco, Inc. (a)(b)	4,199	40,898
Digimarc Corp. (a)(b)	3,649	108,010
Digital Turbine, Inc. (a)	24,250	262,870
Dolby Laboratories, Inc. Class A	15,812	1,401,101
Domo, Inc. Class B (a)	8,336	148,964
DoubleVerify Holdings, Inc. (a)	23,330	982,193
Dropbox, Inc. Class A (a)	72,222	1,946,383
Dynatrace, Inc. (a)	57,521	3,145,823
E2open Parent Holdings, Inc. (a)(b)	46,128	237,559
Ebix, Inc. (b)	6,261	193,841
Elastic NV (a)	20,683	1,374,385
Enfusion, Inc. Class A (a)	5,229	56,735
EngageSmart, Inc. (a)	8,525	161,634
Envestnet, Inc. (a)(b)	14,380	891,272
Everbridge, Inc. (a)	10,693	329,772
Expensify, Inc. (a)	11,481	92,537
Five9, Inc. (a)	18,836	1,652,859
ForgeRock, Inc. (a)	9,634	198,942
Freshworks, Inc. (a)	44,517	830,687
GitLab, Inc. (a)	17,460	866,540
Guidewire Software, Inc. (a)	21,576	1,830,076
HashiCorp, Inc. (a)	25,396	751,976
Informatica, Inc. (a)(b)	10,260	195,350
Intapp, Inc. (a)	5,894	242,008
InterDigital, Inc.	7,103	658,377
Jamf Holding Corp. (a)(b)	12,198	264,941
Life360, Inc. CDI (a)(d)	51,885	269,399
LivePerson, Inc. (a)	18,669	88,678
Liveramp Holdings, Inc. (a)	17,076	487,349
Manhattan Associates, Inc. (a)	16,473	3,140,083
Marathon Digital Holdings, Inc. (a)(b)	44,294	769,387
Matterport, Inc. (a)(b)	60,446	204,912
MeridianLink, Inc. (a)	5,471	122,222
MicroStrategy, Inc. Class A (a)(b)	2,908	1,273,355
Mitek Systems, Inc. (a)	12,137	123,919
Model N, Inc. (a)(b)	9,022	300,613
N-able, Inc. (a)	17,707	249,137
nCino, Inc. (a)(b)	20,501	663,207
NCR Corp. (a)	37,159	998,834
New Relic, Inc. (a)	15,487	1,300,598
Nutanix, Inc. Class A (a)	61,120	1,845,824
Olo, Inc. (a)(b)	27,577	216,755
ON24, Inc.	10,989	97,253
Onespan, Inc. (a)	9,141	125,597
Pagerduty, Inc. (a)	22,180	574,906
Pegasystems, Inc.	10,976	578,984
Porch Group, Inc. Class A (a)(b)	20,292	27,597
PowerSchool Holdings, Inc. (a)(b)	10,967	265,072
Procore Technologies, Inc. (a)	18,600	1,410,810
Progress Software Corp.	11,443	687,267
PROS Holdings, Inc. (a)	11,003	418,114
Q2 Holdings, Inc. (a)	15,339	544,074
Qualys, Inc. (a)	8,894	1,234,487
Rapid7, Inc. (a)	15,982	733,734
Rimini Street, Inc. (a)	13,682	37,215
RingCentral, Inc. (a)	20,599	851,975
Riot Platforms, Inc. (a)(b)	46,324	857,920
Samsara, Inc. (a)	32,520	908,609
Semrush Holdings, Inc. (a)(b)	9,558	101,410
SentinelOne, Inc. (a)	62,231	1,037,391
Smartsheet, Inc. (a)	35,174	1,561,726
SolarWinds, Inc. (a)	12,486	131,602
SoundHound AI, Inc. (a)(b)	34,425	80,210
SoundThinking, Inc. (a)	2,212	50,257
Sprinklr, Inc. (a)	20,881	293,169
Sprout Social, Inc. (a)(b)	12,725	727,107
SPS Commerce, Inc. (a)	9,733	1,755,736
Telos Corp. (a)	13,067	32,798
Tenable Holdings, Inc. (a)	30,370	1,477,804
Teradata Corp. (a)	26,881	1,528,185
UiPath, Inc. Class A (a)	94,913	1,716,027
Unity Software, Inc. (a)(b)	59,316	2,719,045
Upland Software, Inc. (a)	6,805	26,880
Varonis Systems, Inc. (a)	29,060	834,022
Verint Systems, Inc. (a)	17,014	635,813
Veritone, Inc. (a)(b)	7,881	36,371
Vertex, Inc. Class A (a)	10,277	213,351
Vobile Group Ltd. (a)	377,000	130,518
Workiva, Inc. (a)	12,313	1,296,436
Xperi, Inc.	11,144	146,209
Yext, Inc. (a)	28,007	272,228
Zeta Global Holdings Corp. (a)	34,439	317,528
Zuora, Inc. (a)	33,498	392,932
		85,384,703
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	8,704	207,503
Corsair Gaming, Inc. (a)	10,792	199,436
Eastman Kodak Co. (a)	19,486	106,978
Immersion Corp.	9,381	66,230
IonQ, Inc. (a)(b)	40,597	781,492
Pure Storage, Inc. Class A (a)	76,572	2,832,398
Super Micro Computer, Inc. (a)	12,103	3,997,258
Turtle Beach Corp. (a)	4,876	54,855
Xerox Holdings Corp.	29,898	477,770
		8,723,920
TOTAL INFORMATION TECHNOLOGY		181,532,627
MATERIALS - 4.9%
Chemicals - 2.0%
AdvanSix, Inc.	7,323	293,726
Alto Ingredients, Inc. (a)(b)	18,428	74,081
American Vanguard Corp.	7,401	133,662
Amyris, Inc. (a)(b)	69,351	61,500
Ashland, Inc.	12,851	1,174,067
Aspen Aerogels, Inc. (a)(b)	15,679	130,763
Avient Corp.	22,635	917,397
Axalta Coating Systems Ltd. (a)	58,550	1,873,600
Balchem Corp.	8,513	1,147,042
Cabot Corp. (b)	14,845	1,053,995
Chase Corp.	2,011	253,165
Danimer Scientific, Inc. (a)(b)	22,900	64,349
Ecovyst, Inc. (a)	18,716	230,020
Element Solutions, Inc.	59,361	1,244,207
FutureFuel Corp.	6,927	67,330
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	288,627	724,454
H.B. Fuller Co.	14,267	1,056,186
Hawkins, Inc.	5,086	237,771
Huntsman Corp.	45,058	1,341,377
Ingevity Corp. (a)	9,042	578,869
Innospec, Inc.	6,575	704,446
Intrepid Potash, Inc. (a)	2,699	74,223
Koppers Holdings, Inc.	5,496	210,277
Kronos Worldwide, Inc. (b)	6,225	58,204
Livent Corp. (a)(b)	47,680	1,173,882
LSB Industries, Inc. (a)	12,594	140,675
Mativ, Inc.	14,558	229,143
Minerals Technologies, Inc.	8,596	527,365
NewMarket Corp.	1,747	789,120
Olin Corp.	31,810	1,834,801
Origin Materials, Inc. Class A (a)(b)	33,032	147,983
Orion SA	14,657	321,281
Perimeter Solutions SA (a)	38,512	214,127
PureCycle Technologies, Inc. (a)(b)	35,151	416,188
Quaker Houghton	3,615	724,374
Rayonier Advanced Materials, Inc. (a)	18,353	86,810
RPM International, Inc.	34,179	3,531,032
Sensient Technologies Corp.	11,168	715,199
Stepan Co.	5,660	542,341
The Chemours Co. LLC	39,640	1,465,887
The Scotts Miracle-Gro Co. Class A (b)	10,867	761,125
Trinseo PLC	9,234	162,703
Tronox Holdings PLC	30,680	407,737
Westlake Corp.	9,136	1,256,200
		29,152,684
Construction Materials - 0.2%
Eagle Materials, Inc.	9,546	1,759,996
Knife River Holding Co.	13,457	584,976
Summit Materials, Inc.	31,467	1,138,476
		3,483,448
Containers & Packaging - 1.2%
Aptargroup, Inc.	17,310	2,102,473
Ardagh Metal Packaging SA	40,116	151,638
Berry Global Group, Inc.	31,610	2,072,668
Crown Holdings, Inc.	31,896	2,958,673
Graphic Packaging Holding Co.	81,426	1,970,509
Greif, Inc.:
Class A	6,627	490,199
Class B	1,630	128,884
Myers Industries, Inc.	9,587	188,001
O-I Glass, Inc. (a)	41,216	946,319
Pactiv Evergreen, Inc.	10,229	88,072
Ranpak Holdings Corp. (A Shares) (a)	9,938	63,703
Sealed Air Corp.	38,204	1,742,866
Silgan Holdings, Inc.	22,152	971,365
Sonoco Products Co.	25,997	1,524,464
TriMas Corp.	11,020	283,875
WestRock Co.	68,093	2,266,816
		17,950,525
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	8,091	28,399
Alcoa Corp.	47,578	1,721,848
Alpha Metallurgical Resources	3,489	604,365
Arconic Corp. (a)	26,498	792,025
ATI, Inc. (a)	33,999	1,621,072
Carpenter Technology Corp.	12,847	769,021
Century Aluminum Co. (a)	13,666	127,094
Cleveland-Cliffs, Inc. (a)	136,894	2,416,179
Coeur d'Alene Mines Corp. (a)	88,262	271,847
Commercial Metals Co.	31,034	1,775,765
Compass Minerals International, Inc.	8,946	338,785
Gatos Silver, Inc. (a)(b)	11,944	61,989
Haynes International, Inc.	3,430	172,049
Hecla Mining Co.	152,313	877,323
Kaiser Aluminum Corp.	4,196	340,715
Materion Corp.	5,485	653,483
McEwen Mining, Inc. (a)(b)	10,197	88,306
MP Materials Corp. (a)(b)	24,430	582,656
Olympic Steel, Inc.	2,519	140,535
Piedmont Lithium, Inc. (a)(b)	4,394	241,055
Ramaco Resources, Inc. (b)	6,426	59,119
Ramaco Resources, Inc. Class B	1,630	23,195
Royal Gold, Inc.	17,413	2,091,998
Ryerson Holding Corp.	5,300	225,197
Schnitzer Steel Industries, Inc. Class A	6,674	241,666
SunCoke Energy, Inc.	21,965	195,049
TimkenSteel Corp. (a)	10,442	243,299
Tredegar Corp.	6,783	46,938
United States Steel Corp.	59,902	1,527,501
Warrior Metropolitan Coal, Inc.	13,735	607,774
Worthington Industries, Inc.	8,018	598,303
		19,484,550
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,564	147,098
Glatfelter Corp.	11,955	40,647
Louisiana-Pacific Corp.	19,073	1,452,027
Mercer International, Inc. (SBI) (b)	10,886	96,885
Sylvamo Corp.	8,530	418,567
		2,155,224
TOTAL MATERIALS		72,226,431
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust (SBI)	25,642	402,836
Agree Realty Corp.	24,839	1,609,070
Alexander & Baldwin, Inc.	19,638	377,050
Alexanders, Inc.	584	112,928
Alpine Income Property Trust, Inc.	3,760	63,882
American Assets Trust, Inc.	13,850	311,625
American Homes 4 Rent Class A	83,462	3,128,156
Americold Realty Trust	71,617	2,321,823
Apartment Income (REIT) Corp.	40,097	1,384,950
Apartment Investment & Management Co. Class A	39,655	330,326
Apple Hospitality (REIT), Inc.	56,741	879,486
Armada Hoffler Properties, Inc.	18,477	229,484
Ashford Hospitality Trust, Inc. (a)	8,684	34,736
Boston Properties, Inc.	37,810	2,519,280
Braemar Hotels & Resorts, Inc.	15,075	55,778
Brandywine Realty Trust (SBI)	45,539	229,972
Brixmor Property Group, Inc.	80,085	1,821,133
Broadstone Net Lease, Inc.	50,118	816,923
Camden Property Trust (SBI)	28,440	3,102,520
CareTrust (REIT), Inc.	26,792	557,006
CBL & Associates Properties, Inc. (b)	6,387	139,045
Centerspace	3,954	245,662
Chatham Lodging Trust	13,429	128,918
City Office REIT, Inc.	10,298	56,330
Community Healthcare Trust, Inc.	6,694	235,897
Corporate Office Properties Trust (SBI)	29,989	779,714
Cousins Properties, Inc.	40,864	998,308
CTO Realty Growth, Inc.	5,458	95,515
CubeSmart	59,742	2,590,413
DiamondRock Hospitality Co.	56,083	476,706
Diversified Healthcare Trust (SBI)	63,729	133,194
Douglas Emmett, Inc.	45,225	664,808
Easterly Government Properties, Inc.	25,219	372,232
EastGroup Properties, Inc.	11,840	2,097,811
Elme Communities (SBI)	23,178	376,643
Empire State Realty Trust, Inc.	34,851	311,916
EPR Properties	20,324	907,263
Equity Commonwealth	29,391	575,770
Equity Lifestyle Properties, Inc.	46,493	3,309,372
Essential Properties Realty Trust, Inc.	39,707	974,807
Farmland Partners, Inc.	12,716	146,107
Federal Realty Investment Trust (SBI)	19,678	1,997,711
First Industrial Realty Trust, Inc.	35,170	1,818,289
Four Corners Property Trust, Inc.	23,330	613,579
Franklin Street Properties Corp.	25,704	43,183
Getty Realty Corp.	12,084	390,555
Gladstone Commercial Corp.	10,685	142,111
Gladstone Land Corp.	8,924	149,388
Global Medical REIT, Inc.	17,192	170,201
Global Net Lease, Inc.	29,172	311,849
Healthcare Trust of America, Inc.	100,988	1,972,296
Hersha Hospitality Trust	8,483	53,104
Highwoods Properties, Inc. (SBI)	28,087	709,758
Hudson Pacific Properties, Inc.	34,026	199,733
Independence Realty Trust, Inc.	59,923	1,021,088
Industrial Logistics Properties Trust	16,834	71,376
InvenTrust Properties Corp.	18,123	441,114
JBG SMITH Properties	25,951	434,160
Kilroy Realty Corp.	28,360	1,012,452
Kimco Realty Corp.	165,554	3,354,124
Kite Realty Group Trust	58,491	1,338,274
Lamar Advertising Co. Class A	23,196	2,289,445
LTC Properties, Inc.	11,132	373,590
LXP Industrial Trust (REIT)	78,068	786,145
Medical Properties Trust, Inc. (b)	158,484	1,599,104
National Health Investors, Inc.	11,549	634,156
National Storage Affiliates Trust	21,868	738,920
Necessity Retail (REIT), Inc./The	35,541	252,341
NETSTREIT Corp.	16,748	299,622
NexPoint Diversified Real Estate Trust	8,721	101,948
NexPoint Residential Trust, Inc.	6,145	255,386
NNN (REIT), Inc.	48,516	2,070,663
Office Properties Income Trust	13,320	102,564
Omega Healthcare Investors, Inc.	62,162	1,982,968
One Liberty Properties, Inc.	4,314	88,135
Orion Office (REIT), Inc.	15,560	101,140
Outfront Media, Inc.	39,074	604,084
Paramount Group, Inc.	43,453	227,694
Park Hotels & Resorts, Inc.	57,313	781,176
Pebblebrook Hotel Trust	32,866	507,780
Phillips Edison & Co., Inc. (b)	31,258	1,103,720
Physicians Realty Trust	63,612	937,641
Piedmont Office Realty Trust, Inc. Class A	33,249	247,373
Plymouth Industrial REIT, Inc.	10,690	243,411
Postal Realty Trust, Inc.	5,391	81,242
Potlatch Corp.	21,211	1,137,546
Rayonier, Inc.	39,331	1,302,643
Regency Centers Corp.	41,135	2,695,577
Retail Opportunity Investments Corp.	33,971	500,393
Rexford Industrial Realty, Inc.	53,541	2,949,574
RLJ Lodging Trust	42,531	438,069
RPT Realty	23,840	259,141
Ryman Hospitality Properties, Inc.	15,660	1,492,241
Sabra Health Care REIT, Inc.	62,258	808,731
Safehold, Inc. (b)	10,758	266,045
Saul Centers, Inc.	3,543	136,583
Service Properties Trust	44,083	374,265
SITE Centers Corp.	48,785	685,429
SL Green Realty Corp. (b)	17,076	643,936
Spirit Realty Capital, Inc.	37,579	1,515,561
Stag Industrial, Inc.	47,689	1,731,111
Star Holdings	3,604	56,186
Summit Hotel Properties, Inc.	28,342	182,522
Sunstone Hotel Investors, Inc.	55,202	562,508
Tanger Factory Outlet Centers, Inc.	27,840	651,734
Terreno Realty Corp.	19,739	1,171,312
The Macerich Co.	57,184	729,096
UMH Properties, Inc.	15,377	256,027
Uniti Group, Inc.	63,738	355,658
Universal Health Realty Income Trust (SBI)	3,453	164,812
Urban Edge Properties	31,512	536,019
Urstadt Biddle Properties, Inc. Class A	7,792	176,723
Veris Residential, Inc.	21,317	398,202
Vornado Realty Trust	42,748	960,975
Whitestone REIT Class B	13,090	135,089
Xenia Hotels & Resorts, Inc.	29,291	371,996
		92,205,692
Real Estate Management & Development - 0.8%
Anywhere Real Estate, Inc. (a)	29,545	247,587
Compass, Inc. (a)	71,204	298,345
Cushman & Wakefield PLC (a)	43,451	427,123
Digitalbridge Group, Inc. (b)	38,635	618,933
Douglas Elliman, Inc.	20,007	44,215
eXp World Holdings, Inc.	19,462	485,382
Forestar Group, Inc. (a)	4,695	138,409
Howard Hughes Corp. (a)	9,135	771,268
Jones Lang LaSalle, Inc. (a)	12,726	2,119,515
Kennedy-Wilson Holdings, Inc.	31,317	516,731
Marcus & Millichap, Inc.	6,467	237,210
Newmark Group, Inc.	33,195	229,709
Opendoor Technologies, Inc. (a)(b)	137,357	701,894
RE/MAX Holdings, Inc.	4,857	95,731
Redfin Corp. (a)(b)	29,331	439,378
Seritage Growth Properties (a)(b)	9,938	93,318
The RMR Group, Inc.	3,893	91,797
The St. Joe Co.	8,997	571,130
WeWork, Inc. (a)(b)	185,383	40,135
Zillow Group, Inc.:
Class A (a)	14,152	753,169
Class C (a)	43,554	2,358,885
		11,279,864
TOTAL REAL ESTATE		103,485,556
UTILITIES - 2.7%
Electric Utilities - 1.0%
Allete, Inc.	15,142	869,605
Avangrid, Inc. (b)	18,510	686,351
Hawaiian Electric Industries, Inc.	28,967	1,112,043
IDACORP, Inc.	13,411	1,378,919
MGE Energy, Inc.	9,548	766,132
NRG Energy, Inc.	61,178	2,324,152
OGE Energy Corp.	53,269	1,925,674
Otter Tail Corp.	11,070	896,781
Pinnacle West Capital Corp.	29,985	2,483,358
PNM Resources, Inc.	22,667	1,015,935
Portland General Electric Co.	25,769	1,228,408
		14,687,358
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	4,735	559,866
National Fuel Gas Co. (b)	24,257	1,288,289
New Jersey Resources Corp.	25,651	1,146,600
Northwest Natural Holding Co.	9,508	408,559
ONE Gas, Inc.	14,635	1,158,068
Southwest Gas Holdings, Inc.	17,334	1,143,004
Spire, Inc.	13,970	888,073
UGI Corp.	55,376	1,494,598
		8,087,057
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	9,740	66,329
Clearway Energy, Inc.:
Class A	9,680	238,806
Class C	21,371	564,408
Montauk Renewables, Inc. (a)(b)	16,576	145,040
Ormat Technologies, Inc. (b)	13,895	1,129,664
Sunnova Energy International, Inc. (a)(b)	26,754	472,476
Vistra Corp.	93,059	2,611,236
		5,227,959
Multi-Utilities - 0.4%
Avista Corp.	20,055	774,925
Black Hills Corp.	17,638	1,064,101
NiSource, Inc.	109,207	3,040,323
NorthWestern Energy Corp.	15,785	891,379
Unitil Corp.	4,206	218,880
		5,989,608
Water Utilities - 0.4%
American States Water Co.	9,823	868,451
Artesian Resources Corp. Class A	1,998	91,029
California Water Service Group	14,854	787,559
Consolidated Water Co., Inc.	4,014	78,514
Essential Utilities, Inc.	63,850	2,700,217
Middlesex Water Co.	4,744	381,512
SJW Group	7,319	515,697
York Water Co.	3,721	153,789
		5,576,768
TOTAL UTILITIES		39,568,750
TOTAL COMMON STOCKS (Cost $1,392,024,125)		1,478,468,312

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $198,946)	200,000	198,918

Money Market Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	5,306,257	5,307,318
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	147,094,221	147,108,930
TOTAL MONEY MARKET FUNDS (Cost $152,416,248)		152,416,248

TOTAL INVESTMENT IN SECURITIES - 109.8% (Cost $1,544,639,319)	1,631,083,478
NET OTHER ASSETS (LIABILITIES) - (9.8)% (i)	(146,241,708)
NET ASSETS - 100.0%	1,484,841,770

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	25	Sep 2023	2,517,000	138,208	138,208
CME E-mini S&P MidCap 400 Index Contracts (United States)	13	Sep 2023	3,566,420	124,776	124,776

TOTAL FUTURES CONTRACTS					262,984
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,403,236 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,918.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $170,109 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,450,016	153,094,819	152,237,517	135,049	-	-	5,307,318	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	132,801,548	311,999,974	297,692,592	1,583,522	-	-	147,108,930	0.5%
Total	137,251,564	465,094,793	449,930,109	1,718,571	-	-	152,416,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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